Document and Entity Information	3 Months Ended
Mar. 31, 2013
Document and Entity Information [Abstract]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Mar 31, 2013
Entity Registrant Name	HINTO ENERGY, INC.
Entity Central Index Key	0001087734
Entity Filer Category	Smaller Reporting Company

CONSOLIDATED BALANCE SHEETS (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current Assets:
Cash	$ 128,061	$ 57,709	$ 487,501
Accounts Receivable
Deposits	(12,843)	(4,473)	25,000
Total Current Assets	115,218	53,236	512,501
Property and Equipment:
Machinery, net of accumulated depreciation of $825 and $0, repectively	15,675	16,500
Oil and Natural Gas Properties:
Proved Properties	803,200	803,200	478,200
Unproved Properties
Other Property and Equipment	263,555	213,555
Less Accumulated Depreciation and Depletion	(32,700)	(24,283)
Total Other Assets	1,034,055	992,472	478,200
Total Assets	1,164,948	1,062,208	990,701
Current liabilities
Accounts payable	21,546	28,888	71,315
Accrued liabilities	117,014	78,268	47,510
Convertible notes payable			500,000
Subscription received	90,000	250,000	40,000
Stock owed for services	7,500
Notes payable, other	354,000	405,000	375,000
Total Current Liabilities	590,060	762,156	1,033,825
Asset recovery obligations	72,122	72,122
Long term note payable	500,000	500,000	500,000
Total liabilities	1,162,182	1,334,278	1,533,825
Stockholders' (Deficit) Equity
Preferred stock, $0.001 par value; 25,000,000 shares authorized, no shares issued and outstanding
Common stock, $0.001 par value; 50,000,000 shares authorized, 17,146,527, 16,236,527 and 11,375,000 shares issued and outstanding at March 31, 2013, December 31, 2012 and 2011, respectively	17,147	16,237	11,375
Additional paid-in capital	2,769,605	2,315,515	272,796
Deficit accumulated during the development stage	(2,783,986)	(2,603,822)	(827,295)
Total Stockholders' (Deficit) Equity	2,766	(272,070)	(543,124)
Total liabilities and stockholders' (deficit) equity	$ 1,164,948	$ 1,062,208	$ 990,701

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED BALANCE SHEETS [Abstract]
Accumulated depreciation	$ 825
Preferred stock, par value per share	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	25,000,000	25,000,000	25,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value per share	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	50,000,000	50,000,000	50,000,000
Common stock, shares issued	17,146,527	16,236,527	11,375,000
Common stock, shares outstanding	17,146,527	16,236,527	11,375,000

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended				10 Months Ended	12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012		Dec. 31, 2011	Dec. 31, 2012
CONSOLIDATED STATEMENTS OF OPERATIONS [Abstract]
Revenue:	$ 11,631					$ 29,908
Direct Cost of Revenue	39,112					107,982
Accretion of asset recovery obligation						72,122
Depreciation and Depletion	8,416					24,283
Gross profit	(35,897)					(174,479)
Operational expenses:
Office expenses	62,899		156,570		245,322	446,231
Goodwill write off					339,195
Consulting fees	65,500		63,230		209,203	364,605
Total operational expenses	128,399		219,800		793,720	810,836
Other Income (Expenses)
Litigation settelement expense	(570)					(704,247)
Interest expense	(15,298)		(17,859)		(33,575)	(86,965)
Total other income (expense)	(15,868)		(17,859)		(33,575)	(791,212)
Net loss	(180,164)		(237,659)		(827,295)	(1,776,527)
Less: Loss attributable to non-controlling interest					31,422
Net loss attributable to South Uintah Gas Properties, Inc.					$ (795,873)
Per share information
Net loss per common share - Basic	$ (0.02)		$ (0.02)		$ (0.14)	$ (0.12)
Net loss per common share - Fully diluted		[1]		[1]	[1]	[1]
Weighted average number of common stock outstanding	16,513,305		11,773,206		5,824,666	14,270,997

[1]	* Not provided as it is anti-dilutive

CONSOLIDATED STATEMENT OF STOCKHOLDER'S (DEFICIT) EQUITY (USD $)	Total	Common Stock [Member]	Additional paid-in Capital [Member]	Deficit accumulated During Development Stage [Member]	Stockholders' Equity South Uintah Gas Properties Inc. [Member]	Noncontrolling Interest [Member]
Balance at Mar. 07, 2011
Issuance of Founder Shares for cash	100	1,000	(900)		100
Issuance of Founder Shares for cash, shares		1,000,000
Issuance of Founder shares for services	550	5,500	(4,950)		550
Issuance of Founder shares for services, shares		5,500,000
Issuance of Common Stock for oil and gas leases	200	2,000	(1,800)		200
Issuance of Common Stock for oil and gas leases, shares		2,000,000
Shares cancelled in exchange for Hinto shares held by South Uintah		(300)	300
Shares cancelled in exchange for Hinto shares held by South Uintah, shares		(300,000)
Issuance of shares for consulting	18	175	157		18
Issuance of shares for consulting, shares		175,000
Issuance of stock for cash by Hinto	210,000		147,000		147,000	63,000
Shareholder capital contribution	90,000		63,000		63,000	27,000
Minority interest at purchase of majority interest in subsidiary	(16,797)					(16,797)
Net Loss	(827,295)			(795,873)	(795,873)	(31,422)
Recapitalization, due to reverse merger		2,000	71,203	(31,422)	41,781	(41,781)
Recapitalization, due to reverse merger, shares		2,000,000
Balance at Dec. 31, 2011	(543,124)	11,375	272,796	(827,295)	(543,124)
Balance, shares at Dec. 31, 2011	11,375,000	11,375,000
Issuance of Shares for cash	457,500	915	456,585		457,500
Issuance of Shares for cash, shares	915,000	915,000
Conversion of notes to common stock	543,032	2,122	540,910		543,032
Conversion of notes to common stock, shares		2,121,931
Issuance of shares for services	174,435	349	174,086		174,435
Issuance of shares for services, shares	348,868	348,868
Issuance of shares for interest	37,814	76	37,738		37,814
Issuance of shares for interest, shares		75,728
Issuance of shares for litigation settlement	700,000	1,400	698,600		700,000
Issuance of shares for litigation settlement, shares	1,400,000	1,400,000
Issuance of warrants for litigation settlement	134,800		134,800		134,800
Net Loss	(1,776,527)			(1,776,527)	(1,776,527)
Balance at Dec. 31, 2012	(272,070)	16,237	2,315,515	(2,603,822)	(272,070)
Balance, shares at Dec. 31, 2012	16,236,527	16,236,527
Issuance of Shares for cash	425,000	850	424,150
Issuance of Shares for cash, shares		850,000
Issuance of shares for services	5,000	10	4,990
Issuance of shares for services, shares		10,000
Issuance of shares for interest	25,000	50	24,950
Issuance of shares for interest, shares		50,000
Net Loss	(180,164)			(180,164)
Balance at Mar. 31, 2013	$ 2,766	$ 17,147	$ 2,769,605	$ (2,783,986)
Balance, shares at Mar. 31, 2013	17,146,527	17,146,527

CONSOLIDATED STATEMENT OF CASH FLOWS (USD $)	3 Months Ended		10 Months Ended	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
Cash Flows from Operating Activities:
Net Loss	$ (180,164)	$ (237,659)	$ (827,295)	$ (1,776,527)
Adjustments to net loss for non-cash items:
Accured interest converted to stock	25,000	17,982		37,814
Stock issued for services	5,000	17,250	550	174,435
Litigation settlement expense				934,800
Write down of goodwill in subsidiary			339,195
Amortization, Depreciation and Depletion	9,242			24,283
Asset Recovery Expense				72,122
Adjustments to reconcile net loss to net cash used in operating activities:
Increase in accounts receivable
Decrease (increase) in deposits and advances	5,370		(25,000)	29,474
(Decrease) increase in accounts payable	(5,841)	35,088	15,441	(42,529)
Increase in accrued liabilities	41,745	(17)	47,510	23,886
Net Cash Used by Operating Activities	(99,648)	(167,356)	(449,599)	(522,242)
Cash Flows from Investing Activities:
Investment to acquire 70% interest in subsidiary			(300,000)
Purchase of Machinery				(16,500)
Investment in well	(50,000)	(198,500)		(213,550)
Purchase in Oil and Gas leases			(303,000)	(175,000)
Net Cash Used in Investing Activities	(50,000)	(198,500)	(603,000)	(405,050)
Cash Flows from Financing Activities:
Proceeds from convertible promissory notes			1,000,000	25,000
Increase in stock subscriptions payable			40,000	210,000
Proceeds from other notes payable			400,000
Payments on other notes payable	(52,500)		(200,000)	(195,000)
Stock to be issued for services	7,500
Proceeds from shareholder contribution			90,000
Proceeds from stock sales	175,000	165,000	210,100	457,500
Proceeds from subscription receivable	90,000
Net Cash Provided by Financing Activities	220,000	165,000	1,540,100	497,500
Net Increase (decrease) in Cash	70,352	(200,856)	487,501	(429,792)
Cash and Cash Equivalents - Beginning of Period	57,709	487,501		487,501
Cash and Cash Equivalents - End of Period	128,061	286,645	487,501	57,709
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid for interest expense
Cash paid for income taxes
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING ACTIVITIES:
Net deficit of subsidiary on purchase			(55,992)
Issuance of notes payable for assets	10,000		175,000	150,000
Issuance of common stock for deposits and accounts payable	199,309	17,250	100	199,309
Issuance of common stock for oil leases			$ 200

BUSINESS, BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
BUSINESS, BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES [Abstract]
BUSINESS, BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES

NOTE 1 - BUSINESS, BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES

Business

Hinto Energy,  Inc. ("the Company") was incorporated in February 13, 1997 in the state of Wyoming. The Company and its wholly-owned subsidiary,  South Uintah Gas

Properties,  Inc. are involved in the acquisition and development of oil and gas prospects  in the rocky  mountain  region.  The  Company has oil and gas leases,

wells and new drilling prospects in both Utah and Montana.

The  Company's  fiscal  year  end is  December  31st.  The  Company's  financial statements  are  presented  on  the  accrual  basis  of  accounting  under  GAAP

(Generally Accepted Accounting Principles).

Basis of Presentation

Consolidation

The accompanying audited consolidated  financial statements include the accounts of Hinto  Energy,  Inc.  and its  wholly  owned  subsidiary,  South  Uintah  Gas

Properties,  Inc.  (collectively the "Company").  All intercompany  balances and transactions have been eliminated in consolidation.

NOTE 1 - BUSINESS, BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES

Business

Hinto Energy,  Inc. ("the Company") was incorporated in February 13, 1997 in the state of Wyoming.  The Company was  originally  incorporated  for the purpose of general investing.  Due to an inability to raise adequate financing, the Company was forced to cease operations in 2001.

The  Company's  fiscal  year  end is  December  31st.  The  Company's  financial statements  are  presented  on the  accrual  basis  of  accounting,  under  GAAP

(Generally Accepted Accounting Principles).

Share Exchange Agreement

On July 27,  2011,  the Company  entered into a Share  Exchange and  Acquisition

Agreement with South Uintah Gas Properties,  Inc. ("South Uintah") and the South

Uintah  shareholders.  Pursuant to the Share Exchange and Acquisition  Agreement

("the  Agreement"),  the Company agreed to issue shares of its restricted common stock for 100% of the issued and outstanding  common stock of South Uintah.  The shares were exchanged on a one for one basis.

Prior to the signing of the  Agreement,  South  Uintah had  purchased  3,000,000 shares of the  Company's  common stock from its then majority  shareholder,  Ms.

Sharon Fowler.  After such purchase,  South Uintah held approximately 70% of the issued and  outstanding  common stock of the Company.  As part of the Agreement,

South  Uintah  agreed  to return  the  3,000,000  shares of common  stock to the

Company. On December 22, 2011 the Company and South Uintah modified the purchase agreement  and reduced  the number of shares to be  returned by South  Uintah by

300,000 shares to 2,700,000 shares.

On January 23, 2012, the Company  completed the Share  Exchange and  Acquisition

Agreement  ("the  Agreement")  and the  shareholders  of South Uintah became the majority  shareholders of Hinto Energy,  Inc. Hinto issued  11,446,931 shares of its common  stock in a one for one share  exchange,  assumed  $175,000  in notes payable and issued  6,700,000  warrants in a one for one warrant  exchange  with

South Uintah warrant  holders.  South Uintah returned  2,700,000 shares of Hinto common stock to the Company and such stock was cancelled.  The Company accounted for the Share Exchange and Acquisition as a reverse  capitalization,  with South

Uintah being the accounting  acquirer.  As a result,  the historical  comparison information presented is that of South Uintah as the accounting acquirer.

Basis of Presentation

Consolidation

The accompanying audited consolidated  financial statements include the accounts of Hinto  Energy,  Inc.  and its  wholly  owned  subsidiary,  South  Uintah  Gas

Properties,  Inc.  (collectively the "Company").  All intercompany  balances and transactions have been eliminated in consolidation.

Development Stage

During the 4th quarter of the year ended  December 31, 2012, we emerged from the

Development Stage, due to returning to operations and realizing revenue.

SIGNIFICANT ACCOUNTING POLICIES	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates

The  preparation  of the  financial  statements in  conformity  with  accounting

principles   generally  accepted  in  the  United  States  of  America  requires management to make estimates and assumptions that affect the reported amounts of assets and  liabilities  and disclosure of contingent  assets and liabilities at the date of the financial  statements  and the reported  amounts of revenues and expenses  during the reporting  periods.  Actual results could differ from those estimates.

Cash and Cash Equivalents

The Company considers all highly liquid investments with an original maturity of three months or less and money market instruments to be cash equivalents.

Property and Equipment

Property and  equipment  are stated at cost less  accumulated  depreciation  and amortization.  Depreciation is computed  principally on the straight-line method over the  estimated  useful life of each type of asset which ranges from five to seven  years.  Maintenance  and  repairs  are  charged to  expense as  incurred;

improvements  and betterments are  capitalized.  Upon retirement or disposition,

the related costs and  accumulated  depreciation  are removed from the accounts,

and any resulting gains or losses are credited or charged to income.

                                    Life in     March 31, 2013    December 31, 2012

           Asset Type                Years

--------------------------------- ------------ ------------------ ------------------

Machinery                            5 - 7               $16,500        $    16,500

                                  ------------ ------------------ ------------------

Subtotal                                                  16,500             16,500

Less Accumulated Depreciation                              (825)                  -

                                  ------------ ------------------ ------------------

Net Book Value                                           $15,675        $    16,500

                                  ====== ========= =========

Oil and Gas Properties, Full Cost Method

The Company uses the full cost method of  accounting  for oil and gas  producing activities.  Costs to acquire mineral  interests in oil and gas  properties,  to drill and equip exploratory wells used to find proved reserves, and to drill and equip  development  wells including  directly related overhead costs and related asset retirement costs are capitalized.

Under this method,  all costs,  including  internal  costs  directly  related to acquisition,  exploration and development  activities are capitalized as oil and

gas  property  costs.   Properties  not  subject  to  amortization   consist  of

exploration and development costs which are evaluated on a  property-by-property basis.  Amortization of these unproved property costs begins when the properties become  proved  or their  values  become  impaired.  The  Company  assesses  the realization  of unproved  properties,  taken as a whole,  if any, on at least an annual basis or when there has been an indication  that  impairment in value may

have  occurred.   Impairment  of  unproved   properties  is  assessed  based  on

management's  intention  with regard to future  exploration  and  development of individually  significant  properties  and the  ability of the Company to obtain funds  to  finance  such  exploration  and  development.  If the  results  of an assessment  indicate  that  the  properties  are  impaired,  the  amount  of the impairment is added to the capitalized costs to be amortized.

Costs of oil and gas properties  will be amortized using the units of production method.

In applying the full cost method,  the Company will perform an  impairment  test

(ceiling  test) at each reporting  date,  whereby the carrying value of property and  equipment  is  compared  to the  "estimated  present  value," of its proved reserves discounted at a 10-percent interest rate of future net revenues,  based on current  economic and operating  conditions,  plus the cost of properties not being  amortized,  plus the  lower  of cost or fair  market  value  of  unproved properties  included  in costs  being  amortized,  less the income  tax  effects related to book and tax basis  differences  of the  properties.  If  capitalized costs exceed this limit, the excess is charged as an impairment expense.

Impairment

The Company  reviews  long-lived  assets held for use,  principally  oil and gas leases, for impairment when events or circumstances indicate that their carrying value may not be  recoverable.  Impairment  exists if the carrying amount of the long-lived asset is not recoverable  from the  undiscounted  cash flows expected from its use and eventual disposition. We determine the amount of the impairment loss by comparing the carrying  value of the  long-lived  asset to its estimated fair value. In the absence of quoted market prices, we determine  estimated fair value generally based on the present value of future  probability  weighted cash flows expected from the continued use and value at sale of the long-lived asset.

Revenue Recognition

The Company  recognizes  revenue when it is earned and  expenses are  recognized when they occur.

Net Loss per Share

Basic  net  loss  per  common  share  is  calculated  by  dividing  the net loss applicable to common shares by the weighted  average number of common and common equivalent  shares  outstanding  during the period.  For the three  months ended

March 31, 2013 and 2012, there were no potential common  equivalent  shares used in the calculation of weighted  average common shares  outstanding as the effect would be anti-dilutive because of the net loss.

Stock-Based Compensation

The Company adopted the provisions of and accounts for stock-based  compensation using an estimate of value in accordance  with the fair value method.  Under the fair value recognition  provisions of this statement,  stock-based  compensation cost is  measured  at the grant date based on the fair value of the award and is recognized  as  expense on a  straight-line  basis  over the  requisite  service period,  which  generally  is  the  vesting  period.  The  Company  elected  the modified-prospective  method,  under  which  prior  periods  are not revised for comparative  purposes.  The valuation method applies to new grants and to grants that were outstanding as of the effective date and are subsequently modified.

Fair Value of Financial Instruments

The  Company's  financial  instruments,  including  cash and  cash  equivalents,

accounts  receivable,  accounts payable,  and notes payable are carried at cost,

which  approximates  fair  value  due  to  the  short-term   maturity  of  these

instruments.

Other Comprehensive Income

The Company has no material components of other comprehensive  income (loss) and accordingly, net loss is equal to comprehensive loss in all periods.

Income Taxes

Provision for income taxes represents actual or estimated amounts payable on tax return filings each year.  Deferred tax assets and  liabilities are recorded for the estimated future tax effects of temporary  differences between the tax basis of assets and  liabilities  and  amounts  reported in the  accompanying  balance sheets,  and for  operating  loss and tax credit carry  forwards.  The change in deferred  tax assets and  liabilities  for the period  measures the deferred tax provision  or benefit for the period.  Effects of changes in enacted tax laws on deferred  tax assets and  liabilities  are  reflected as  adjustment  to the tax provision or benefit in the period of enactment.

Recent Accounting Pronouncements

There were  accounting  standards  and  interpretations  issued during the three months  ended  March 31,  2013,  none of which are  expected  to have a material impact on the Company's financial position, operations or cash flows.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates

The  preparation  of the  financial  statements in  conformity  with  accounting

principles   generally  accepted  in  the  United  States  of  America  requires management to make estimates and assumptions that affect the reported amounts of assets and  liabilities  and disclosure of contingent  assets and liabilities at the date of the financial  statements  and the reported  amounts of revenues and expenses  during the reporting  periods.  Actual results could differ from those estimates.

Cash and Cash Equivalents

The Company considers all highly liquid investments with an original maturity of three months or less and money market instruments to be cash equivalents.

Property and Equipment

Property and  equipment  are stated at cost less  accumulated  depreciation  and amortization.  Depreciation is computed  principally on the straight-line method over the  estimated  useful life of each type of asset which ranges from five to seven  years.  Maintenance  and  repairs  are  charged to  expense as  incurred;

improvements  and betterments are  capitalized.  Upon retirement or disposition,

the related costs and  accumulated  depreciation  are removed from the accounts,

and any resulting gains or losses are credited or charged to income.

                                    Life in    December 31, 2012  December 31, 2011

           Asset Type                Years

--------------------------------- ------------ ------------------ ------------------

Machinery                            5 - 7               $16,500             $    -

                                  ------------ ------------------ ------------------

Subtotal                                                  16,500                  -

Less Accumulated Depreciation                                  -                  -

                                  ------------ ------------------ ------------------

Net Book Value                                           $16,500             $    -

                                  ====== ========= =========

In November  2012,  the Company  purchased a used  backhoe,  the Company has not accumulated any  depreciation  on this piece of machinery  during the year ended

December 31, 2012,  due to the fact the machinery was not put into service until the very end of the year due to weather conditions.

Oil and Gas Properties, Full Cost Method

The Company uses the full cost method of  accounting  for oil and gas  producing activities.  Costs to acquire mineral  interests in oil and gas  properties,  to drill and equip exploratory wells used to find proved reserves, and to drill and equip  development  wells including  directly related overhead costs and related asset retirement costs are capitalized.

Under this method,  all costs,  including  internal  costs  directly  related to acquisition,  exploration and development  activities are capitalized as oil and

gas  property  costs.   Properties  not  subject  to  amortization   consist  of

exploration and development costs which are evaluated on a  property-by-property basis.  Amortization of these unproved property costs begins when the properties become  proved  or their  values  become  impaired.  The  Company  assesses  the realization  of unproved  properties,  taken as a whole,  if any, on at least an annual basis or when there has been an indication  that  impairment in value may

have  occurred.   Impairment  of  unproved   properties  is  assessed  based  on

management's  intention  with regard to future  exploration  and  development of individually  significant  properties  and the  ability of the Company to obtain funds  to  finance  such  exploration  and  development.  If the  results  of an assessment  indicate  that  the  properties  are  impaired,  the  amount  of the impairment is added to the capitalized costs to be amortized.

Costs of oil and gas properties  will be amortized using the units of production method.

In applying the full cost method,  the Company will perform an  impairment  test

(ceiling  test) at each reporting  date,  whereby the carrying value of property and  equipment  is  compared  to the  "estimated  present  value," of its proved reserves discounted at a 10-percent interest rate of future net revenues,  based on current  economic and operating  conditions,  plus the cost of properties not being  amortized,  plus the  lower  of cost or fair  market  value  of  unproved properties  included  in costs  being  amortized,  less the income  tax  effects related to book and tax basis  differences  of the  properties.  If  capitalized costs exceed this limit, the excess is charged as an impairment expense.

Impairment

The Company  reviews  long-lived  assets held for use,  principally  oil and gas leases, for impairment when events or circumstances indicate that their carrying value may not be  recoverable.  Impairment  exists if the carrying amount of the long-lived asset is not recoverable  from the  undiscounted  cash flows expected from its use and eventual disposition. We determine the amount of the impairment loss by comparing the carrying  value of the  long-lived  asset to its estimated fair value. In the absence of quoted market prices, we determine  estimated fair value generally based on the present value of future  probability  weighted cash flows expected from the continued use and value at sale of the long-lived asset.

Revenue Recognition

The Company  recognizes  revenue when it is earned and  expenses are  recognized when they occur.

Net Loss per Share

Basic  net  loss  per  common  share  is  calculated  by  dividing  the net loss applicable to common shares by the weighted  average number of common and common equivalent shares  outstanding  during the period.  For the years ended December

31, 2012 and December 31, 2011, there were no potential common equivalent shares used in the  calculation of weighted  average  common shares  outstanding as the effect would be anti-dilutive because of the net loss.

Stock-Based Compensation

The Company adopted the provisions of and accounts for stock-based  compensation using an estimate of value in accordance  with the fair value method.  Under the fair value recognition  provisions of this statement,  stock-based  compensation cost is  measured  at the grant date based on the fair value of the award and is recognized  as  expense on a  straight-line  basis  over the  requisite  service period,  which  generally  is  the  vesting  period.  The  Company  elected  the modified-prospective  method,  under  which  prior  periods  are not revised for comparative  purposes.  The valuation method applies to new grants and to grants that were outstanding as of the effective date and are subsequently modified.

Fair Value of Financial Instruments

The  Company's  financial  instruments,  including  cash and  cash  equivalents,

accounts  receivable,  accounts payable,  and notes payable are carried at cost,

which  approximates  fair  value  due  to  the  short-term   maturity  of  these

instruments.

Other Comprehensive Income

The Company has no material components of other comprehensive  income (loss) and accordingly, net loss is equal to comprehensive loss in all periods.

Income Taxes

Provision for income taxes represents actual or estimated amounts payable on tax return filings each year.  Deferred tax assets and  liabilities are recorded for the estimated future tax effects of temporary  differences between the tax basis of assets and  liabilities  and  amounts  reported in the  accompanying  balance sheets,  and for  operating  loss and tax credit carry  forwards.  The change in deferred  tax assets and  liabilities  for the period  measures the deferred tax provision  or benefit for the period.  Effects of changes in enacted tax laws on deferred  tax assets and  liabilities  are  reflected as  adjustment  to the tax provision or benefit in the period of enactment.

Recent Accounting Pronouncements

There were accounting standards and interpretations issued during the year ended

December 31, 2012,  none of which are expected to have a material  impact on the

Company's financial position, operations or cash flows.

GOING CONCERN AND MANAGEMENTS' PLAN	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
GOING CONCERN AND MANAGEMENT'S PLAN [Abstract]
GOING CONCERN AND MANAGEMENT'S PLAN

NOTE 3 - GOING CONCERN AND MANAGEMENTS' PLAN

The Company's financial statements for the three months ended March 31, 2013 and

2012 have  been  prepared  on a going  concern  basis,  which  contemplates  the realization of assets and the settlement of liabilities  and  commitments in the normal course of business.  The Company  reported a net loss of $180,164 for the three months ended March 31, 2013, and an  accumulated  deficit of $2,783,986 as of March 31, 2013. At March 31, 2013, the Company had a working  capital deficit of $474,482.

The  future  success  of the  Company  is  dependent  on its  ability to attract additional  capital,  or to find an  acquisition  to add  value  to its  present shareholders  and  ultimately,  upon its  ability to develop  future  profitable operations.  There can be no assurance  that the Company will be  successful  in obtaining  such  financing,  or that it will  attain  positive  cash  flow  from operations. Management believes that actions presently being taken to revise the

Company's operating and financial  requirements  provide the opportunity for the

Company to continue as a going concern.

NOTE 3 - GOING CONCERN AND MANAGEMENTS' PLAN

The Company's  financial  statements  for the year ended  December 31, 2012, the period of March 3, 2011  through  December  31,  2011 and the period of March 3,

2011 through  December  31, 2012 have been  prepared on a going  concern  basis,

which  contemplates  the realization of assets and the settlement of liabilities and  commitments  in the normal course of business.  The Company  reported a net loss of  $1,776,527  for the year ended  December 31, 2012,  and an  accumulated deficit of $2,603,822 as of December 31, 2012. At December 31, 2012, the Company

had a working capital deficit of $1,281,043.

The  future  success  of the  Company  is  dependent  on its  ability to attract additional  capital,  or to find an  acquisition  to add  value  to its  present shareholders  and  ultimately,  upon its  ability to develop  future  profitable operations.  There can be no assurance  that the Company will be  successful  in obtaining  such  financing,  or that it will  attain  positive  cash  flow  from operations. Management believes that actions presently being taken to revise the

Company's operating and financial  requirements  provide the opportunity for the

Company to continue as a going concern.

OIL AND GAS LEASES	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
OIL AND GAS LEASES [Abstract]
OIL AND GAS LEASES

NOTE 4 - OIL AND GAS LEASES

Oil and gas properties consisted of the following as of March 31, 2013:

                                                                      March 31,          December 31,

                                                                         2013               2012

                                                                  ------------------- ------------------

Proved   properties                                                       $803,200           $803,200

Unproved properties                                                              -                  -

                                                                  ------------------- ------------------

                                                                         $ 803,200           $803,200

      Accumulated depletion

                                                                        2,873                   2,047

                                                                  ------------------- ------------------

                                                                          $800,327           $801,153

                                                                  ========== =========

During the months  ended  March 31,  2013 and 2012,  the  Company  recognized  a depletion expense of $827 and $-0-, respectively.

Natural Buttes

--------------

The Company  purchased a farmout of deep right interests in approximately  5,366 gross and 4,887 net acres in the  central  part of the  Uintah  Basin at Natural

Buttes in Utah in July 2011,  such  purchase  agreement  was amended in December

2011. The final purchase price of the farmout interest was $478,200,  made up of

$303,000 in cash,  $175,000 in notes payable and $200 in common stock (2,000,000 shares.)  The upper zones above  approximately  9,800 feet are  precluded in the farmout and the overall targets will be zones from 9,800 feet to 16,000 feet.

During the three  months  ended March 31,  2013,  the Company did not expend any development  costs in connection  with the  re-working of this well.  During the year ended  December 31,  2012,  the Company  expended  $198,500 in cash for the completion  of a gas pipeline  connection,  surface  equipment  and initial well rework on the 22-1 Well.

Cisco, Utah

-----------

On May 9, 2012, the Company and Pacific  Energy and Mining  Company  ("Pacific")

entered into an Asset Purchase and Sale Agreement ("The Pacific Agreement").  On

May 30,  2012,  the  Company  closed  the  transaction.  As part of the  Pacific

Agreement,  the Company acquired certain oil and gas wells and related assets in the Greater Cisco area of the Uintah Basin in Grand County, Utah.

The assets  acquired  include  4,783 gross acres in the Cisco Fields with an 80%

Net Revenue  Interest  (NRI) and  approximately  3,827 net acres.  The  property includes 27 wells that need to be  re-worked,  connected to a gas  pipeline,  or offset drilled.

In exchange  for such oil and gas wells and  related  assets,  the Company  paid

$325,000 in a combination of cash and a convertible promissory note, as follows:

$175,000  cash; and a $150,000  convertible  promissory  note.  The  convertible promissory  note  has an  interest  rate  of 8% and is due  May  30,  2013.  The convertible promissory note and accrued interest may be converted into shares of the Company's restricted common stock at $1.00 per share.

During the three months ended March 31, 2013,  the Company  expended  $50,000 in connection with the re-work of the wells on this property.

NOTE 4 - OIL AND GAS LEASES

Oil and gas properties consisted of the following as of December 31, 2012:

Proved   properties                                                       $803,200

Unproved properties                                                              -

                                                                  -------------------

                                                                         $ 803,200

      Accumulated depletion

                                                                        2,047

                                                                  -------------------

                                                                          $801,153

                                                                  ==========

Natural Buttes

The Company  purchased a farmout of deep right interests in approximately  5,366 gross and 4,887 net acres in the  central  part of the  Uintah  Basin at Natural

Buttes in Utah in July 2011,  such  purchase  agreement  was amended in December

2011. The final purchase price of the farmout interest was $478,200,  made up of

$303,000 in cash,  $175,000 in notes payable and $200 in common stock (2,000,000 shares.)  The upper zones above  approximately  9,800 feet are  precluded in the farmout and the overall targets will be zones from 9,800 feet to 16,000 feet.

During the year ended December 31, 2012, the Company has  subsequently  expended an additional $198,500 in cash for the completion of a gas pipeline  connection,

surface equipment and initial well rework on the 22-1 Well.

Cisco, Utah

On May 9, 2012, the Company and Pacific  Energy and Mining  Company  ("Pacific")

entered into an Asset Purchase and Sale Agreement ("The Pacific Agreement").  On

May 30,  2012,  the  Company  closed  the  transaction.  As part of the  Pacific

Agreement,  the Company acquired certain oil and gas wells and related assets in the Greater Cisco area of the Uintah Basin in Grand County, Utah.

The assets  acquired  include  4,783 gross acres in the Cisco Fields with an 80%

Net Revenue  Interest  (NRI) and  approximately  3,827 net acres.  The  property includes 27 wells that need to be  re-worked,  connected to a gas  pipeline,  or offset drilled.

In exchange  for such oil and gas wells and  related  assets,  the Company  paid

$325,000 in a combination of cash and a convertible promissory note, as follows:

$175,000  cash; and a $150,000  convertible  promissory  note.  The  convertible promissory  note  has an  interest  rate  of 8% and is due  May  30,  2013.  The convertible promissory note and accrued interest may be converted into shares of the Company's restricted common stock at $1.00 per share.

During  the year  ended  December  31,  2012,  the  Company  did not  expend any development costs in connection with the re-working of these wells.

CONVERTIBLE PROMISSORY NOTES	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
CONVERTIBLE PROMISSORY NOTES [Abstract]
CONVERTIBLE PROMISSORY NOTES

NOTE 5 - CONVERTIBLE PROMISSORY NOTE

In May 2012, the Company,  as part of the purchase of Cisco Pacific,  issued the seller a $150,000 convertible  promissory note. The convertible  promissory note has an interest rate of 8% and is due May 30, 2013. The  convertible  promissory note  and  accrued  interest  may be  converted  into  shares  of the  Company's restricted  common  stock at $1.00 per share.  At March 31,  2013,  the note had accrued  interest of $10,041.  Subsequent  to the three  months  ended March 31,

2013, the outstanding  principal and accrued  interest was paid in full for cash of $162,000.

NOTE 5 - CONVERTIBLE PROMISSORY NOTES

During  June 2012,  the  Company,  in  exchange  for cash of  $25,000,  issued a convertible promissory note for $25,000. The note was convertible into shares of the  Company's  restricted  common stock at $0.50 per share and has a term of 12 months.  In  September  2012,  the  holder  of the note  converted  the  $25,000 principal of the note  into50,000  shares of the Company's  common stock and the accrued  interest  of $364 into 728 shares of the  Company's  restricted  common stock.

In May 2012, the Company,  as part of the purchase of Cisco Pacific,  issued the seller a $150,000 convertible  promissory note. The convertible  promissory note has an interest rate of 8% and is due May 30, 2013. The  convertible  promissory note  and  accrued  interest  may be  converted  into  shares  of the  Company's restricted  common stock at $1.00 per share.  At December 31, 2012, the note had accrued interest of $7,082.  Subsequent to the year ended December 31, 2012, the outstanding  principal  and  accrued  interest  was  paid  in full  for  cash of

$162,000.  Consequently,  no  amortization  of the  note is  necessary  based on current stock values as the stock was subsequently settled in cash.

During the period of March 8, 2011 (Inception)  through December 31, 2011, South

Uintah, in exchange for cash,  issued $500,000 of convertible  promissory notes.

The notes were  convertible  into shares of South Uintah's common stock at $0.25 per shares.  The  convertible  notes  earned  interest at 6% and had a term of 1 year. In connection with the offering, the convertible notes holders were issued warrants exercisable for 2,000,000 shares of stock. The Warrants had a term of 2 years and an exercise price of $0.50 per share.  At December 31, 2011, the notes had accrued interest of $16,401.

In  January  2012,  prior to the  closing of the  acquisition  with  Hinto,  the principal  ($500,000) and accrued interest ($17,983) were converted into a total of 2,071,931  shares of common  stock,  which were then  exchanged for shares of

Hinto's common stock as part of the acquisition.

SUBSCRIPTIONS RECEIVED	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
SUBSCRIPTIONS RECEIVED [Abstract]
SUBSCRIPTIONS RECEIVED

NOTE 6 - SUBSCRIPTIONS RECEIVED

During the three  months  ended March 31,  2013,  the  Company  had  outstanding subscriptions receivables of $90,000 to purchase 180,000 shares of the Company's restricted  common  stock at $0.50 per share.  The Company  issued the shares in

April 2013.

During  the  year  ended  December  31,  2012,   the  Company  had   outstanding

subscription receivables of $250,000 to purchase 500,000 shares of the Company's restricted  common  stock at $0.50 per share.  The  Company  issued the  500,000 shares in March 2013.

NOTE 6 - SUBSCRIPTIONS RECEIVED

During  the  year  ended  December  31,  2012,   the  Company  had   outstanding

subscription receivables of $250,000 to purchase 500,000 shares of the Company's restricted  common  stock at $0.50 per share.  The  Company  issued the  500,000 shares subsequent to the year ended December 31, 2012.

NOTES PAYABLE, OTHER	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
NOTES PAYABLES, OTHER [Abstract]
NOTES PAYABLES, OTHER

NOTE 7 - NOTES PAYABLES, OTHER

On July 15,  2011,  as part of the  purchase of the Natural  Buttes  properties,

South Uintah entered into two promissory notes. The first was for $100,000 had a term of the  earlier of July 5, 2013 or the  completion  of a $2  Million  stock offering. The second note was for $250,000, had a due date of July 5, 2013 and a conversion rate of $5 per share. Both notes did not accrue interest.

In December  2011,  as part of the  amendment of the purchase  agreement for the

Natural Buttes, the terms and the amounts of the notes were modified. The amount of the $100,000  note was reduced to $75,000 and the due date changed to July 5,

2013.  The $250,000  note was reduced to  $100,000,  the  conversion  rate of $5 removed  and the due date of the note  remained  at July 5,  2013.  At March 31,

2013, the Company owed $100,000 under the note.

In July 2012, the Company  re-negotiated  the terms of the original $75,000 note in exchange for $5,000 principal  payment on the note. As a result,  the Company re-issued  the note for a principal  of $70,000,  a new due date of July 5, 2013 and for payments of $5,000 to be made on a monthly basis.  As of March 31, 2013,

the Company had made total payments principal payments of $25,000 and still owed

$45,000 on the note.

As part of the  Settlement  with Bridge  Industries,  discussed  in Note 11, the

Company has agreed to pay Bridge  Industries a total of $100,000 in two tranches of $50,000  due on March 31,  2013 and June 30,  2013.  On March 31,  2013,  the

Company made a payment of $50,000.

NOTE 7 - NOTES PAYABLES, OTHER

On July 15,  2011,  as part of the  purchase of the Natural  Buttes  properties,

South Uintah entered into two promissory notes. The first was for $100,000 which had a term of the  earlier  of July 5, 2013 or the  completion  of a $2  Million stock offering.  The second note was for $250,000,  which had a due date of July

5,  2013 and a  conversion  rate of $5 per  share.  Both  notes  did not  accrue interest.

In December  2011,  as part of the  amendment of the purchase  agreement for the

Natural Buttes, the terms and the amounts of the notes were modified. The amount of the $100,000  note was reduced to $75,000 and the due date changed to July 5,

2012.  The $250,000  note was reduced to  $100,000,  the  conversion  rate of $5 removed and the due date of the note  remained at July 5, 2013.  At December 31,

2012, the Company owed $75,000 under the note.

In July 2012, the Company  re-negotiated the terms of the original $100,000 note in exchange for $5,000 principal  payment on the note. As a result,  the Company re-issued  the note for a principal  of $70,000,  a new due date of July 5, 2013 and for  payments of $5,000 to be made on a monthly  basis.  As of December  31,

2012,  the Company  had made total  payments  principal  payments of $15,000 and still owed $55,000 on the note.

As part of the  Settlement  with Bridge  Industries,  discussed  in Note 11, the

Company has agreed to pay Bridge  Industries a total of $100,000 in two tranches of $50,000 due on March 31, 2013 and June 30, 2013.

LONG TERM NOTE PAYABLE	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
LONG TERM NOTE PAYABLE [Abstract]
LONG TERM NOTE PAYABLE

NOTE 8 - LONG TERM NOTE PAYABLE

In December 2011, the Company, in exchange for cash, issued a $500,000,  secured three-year note payable,  convertible at a $1 per share and bearing  interest at

10% per annum, with interest payable  quarterly.  The note is secured by oil and gas leases held by South  Uintah in the  Natural  Buttes  area.  In June 2012 an interest  payment of $12,500 was made in cash.  At March 31, 2012,  the note had accrued  interest  of $0.  During the three  months  ended March 31,  2013,  the

Company  paid  accrued  interest  through the  issuance of 50,000  shares of its restricted  common stock valued at $0.50 per share.  At March 31, 2013, the note was still outstanding.

NOTE 8 - LONG TERM NOTE PAYABLE

In December 2011, the Company, in exchange for cash, issued a $500,000,  secured three-year note payable,  convertible at a $1 per share and bearing  interest at

10% per annum, with interest payable  quarterly.  The note is secured by oil and gas leases held by South  Uintah in the  Natural  Buttes  area.  In June 2012 an interest payment of $12,500 was made in cash. At December 31, 2012 and 2011, the note had accrued interest of $2,049 and $14,554,  respectively.  At December 31,

2012, the note was still outstanding.

COMMITMENTS & CONTINGENCIES	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
COMMITMENTS & CONTINGENCIES [Abstract]
COMMITMENTS & CONTINGENCIES

NOTE 9 - COMMITMENTS & CONTINGENCIES

General

There have been significant changes in the U.S. economy,  oil and gas prices and the finance industry which have adversely affected and may continue to adversely affect the  Company  in its  attempt to obtain  financing  or in its  process to produce commercially feasible oil and gas production.

Federal,  state and local  authorities  regulate  the oil and gas  industry.  In particular,  gas and oil  production  operations  and  economics are affected by environmental  protection statutes,  tax statutes and other laws and regulations relating to the petroleum  industry,  as well as changes in such laws,  changing administrative regulations and the interpretations and application of such laws,

rules  and  regulations.  The  Company  believes  it is in  compliance  with all federal, state and local laws, regulations, and orders applicable to the Company and its properties and operations,  the violation of which would have a material adverse effect on the Company or its financial condition.

Operating Hazards and Insurance

The gas and oil business  involves a variety of operating  risks,  including the

risk  of  fire,  explosions,   blow-outs,  pipe  failure,  abnormally  pressured

formation,  and environmental hazards such as oil spills, gas leaks, ruptures or discharges  of toxic  gases,  the  occurrence  of any of which  could  result in substantial  losses to the Company due to injury or loss of life,  severe damage to or destruction  of property,  natural  resources and equipment,  pollution or other environmental damage, cleanup  responsibilities,  regulatory investigation and penalties and suspension of operations.

The  Company  to date  has not  acquired  its own  insurance  coverage  over its interests in the  properties,  instead the Company has relied on the third party operators  for its  properties  to maintain  insurance to cover its  operations;

however, the Company may purchase additional insurance coverage when necessary.

There can be no assurance that insurance,  if any, will be adequate to cover any losses or exposure to liability. Although the Company believes that the policies obtained by the third party operators  provide  coverage in scope and in amounts customary in the industry,  they do not provide  complete  coverage  against all operating  risks. An uninsured or partially  insured claim, if successful and of significant  magnitude,  could have a material adverse effect on the Company and its financial condition via its contractual liability to the prospect.

Title to Properties

The Company's  practice has been to acquire ownership or leasehold rights to oil and natural gas  properties  from third parties.  Most of the Company's  current operations are conducted on properties acquired from third parties. Our existing rights are dependent on those previous third parties having obtained valid title to the properties. Prior to the commencement of gas drilling operations on those properties,  the third  parties  customarily  conduct a title  examination.  The

Company generally does not conduct  examinations of title prior to obtaining its interests in its operations,  but rely on representations from the third parties that they have good, valid and enforceable  title to the oil and gas properties.

Based upon the  foregoing,  we believe  that we have  satisfactory  title to our producing properties in accordance with customary practices in the gas industry.

The  Company  is not  aware of any  title  deficiencies  as of the date of these financial statements.

NOTE 9 - COMMITMENTS & CONTINGENCIES

General

There have been significant changes in the U.S. economy,  oil and gas prices and the finance industry which have adversely affected and may continue to adversely affect the  Company  in its  attempt to obtain  financing  or in its  process to produce commercially feasible oil and gas production.

Federal,  state and local  authorities  regulate  the oil and gas  industry.  In particular,  gas and oil  production  operations  and  economics are affected by environmental  protection statutes,  tax statutes and other laws and regulations relating to the petroleum  industry,  as well as changes in such laws,  changing administrative regulations and the interpretations and application of such laws,

rules  and  regulations.  The  Company  believes  it is in  compliance  with all federal, state and local laws, regulations, and orders applicable to the Company and its properties and operations,  the violation of which would have a material adverse effect on the Company or its financial condition.

Operating Hazards and Insurance

The gas and oil business  involves a variety of operating  risks,  including the

risk  of  fire,  explosions,   blow-outs,  pipe  failure,  abnormally  pressured

formation,  and environmental hazards such as oil spills, gas leaks, ruptures or discharges  of toxic  gases,  the  occurrence  of any of which  could  result in substantial  losses to the Company due to injury or loss of life,  severe damage to or destruction  of property,  natural  resources and equipment,  pollution or other environmental damage, cleanup  responsibilities,  regulatory investigation and penalties and suspension of operations.

The  Company  to date  has not  acquired  its own  insurance  coverage  over its interests in the  properties,  instead the Company has relied on the third party operators  for its  properties  to maintain  insurance to cover its  operations;

however, the Company may purchase additional insurance coverage when necessary.

There can be no assurance that insurance,  if any, will be adequate to cover any losses or exposure to liability. Although the Company believes that the policies obtained by the third party operators  provide  coverage in scope and in amounts customary in the industry,  they do not provide  complete  coverage  against all operating  risks. An uninsured or partially  insured claim, if successful and of significant  magnitude,  could have a material adverse effect on the Company and its financial condition via its contractual liability to the prospect.

Title to Properties

The Company's  practice has been to acquire ownership or leasehold rights to oil and natural gas  properties  from third parties.  Most of the Company's  current operations are conducted on properties acquired from third parties. Our existing rights are dependent on those previous third parties having obtained valid title to the properties. Prior to the commencement of gas drilling operations on those properties,  the third  parties  customarily  conduct a title  examination.  The

Company generally does not conduct  examinations of title prior to obtaining its interests in its operations,  but rely on representations from the third parties that they have good, valid and enforceable  title to the oil and gas properties.

Based upon the  foregoing,  we believe  that we have  satisfactory  title to our producing properties in accordance with customary practices in the gas industry.

The  Company  is not  aware of any  title  deficiencies  as of the date of these financial statements.

STOCKHOLDERS' EQUITY	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
STOCKHOLDERS' EQUITY [Abstract]
STOCKHOLDERS' EQUITY

NOTE 10 - STOCKHOLDERS' EQUITY

Common Stock

The authorized  common stock of the Company is 50,000,000 shares of common stock with a $0.001 par value. At March 31, 2013, the Company had 17,146,527 shares of its common stock issued and outstanding.

During the three months ended March 31, 2013,  the Company issued 350,000 shares of its restricted common stock for $175,000 at a price of $0.50 per share.

During the three months ended March 31, 2013,  the Company issued 500,000 shares of its  restricted  common  stock as  payment  for an  outstanding  subscription agreement of $250,000.

During the three months ended March 31, 2013,  the Company  issued 10,000 shares of its restricted common stock for investor relation services valued at $5,000.

During the three months ended March 31, 2013,  the Company  issued 50,000 shares of its restricted  stock as a payment of $25,000 in interest on its  outstanding long term $500,000 note payable.

Preferred Stock

On  August  18,  2011,  the  Company  filed  an  amendment  to the  Articles  of

Incorporation  with the  Secretary of State of Wyoming to  authorize  25,000,000 shares of Preferred  Shares to be  designated  in any series or classes and with those rights,  privileges and  preferences to be determined at the discretion of the Company's  Board of Directors.  At this time, the Company has not designated any series of preferred stock or issued any shares of preferred stock.

Stock Option Plan

On August 17, 2011, the Company's  shareholders  approved the 2011 Hinto Energy,

Inc. Stock Option and Award  Incentive Plan ("Plan").  The Plan provides for the grant of stock  options to  directors,  officers,  employees,  consultants,  and advisors of the Company.  The Plan is administered by a committee  consisting of members of the Board of  Directors  (the "Stock  Option  Committee"),  or in its

absence, the Board of Directors.

The Plan provides for a total of 2,000,000 shares of common stock to be reserved for issuance  subject to options.  During the years ended  December 31, 2012 and

2011,  the Board did not approve the grant of any options to purchase  shares of common stock, nor the conditions, performance or vesting requirements.

Warrants

During the three  months  ended  March 31,  2013,  the Company did not issue any warrants for its common stock.

A summary of warrant  activity  for the three  months  ended  March 31,  2013 is presented below:

                                                                        Weighted Average

                                                              --------------------------------------

                                             Shares Under                             Remaining

                                                Warrant         Exercise Price    Contractual Life

                                           ------------------ ------------------- ------------------

Outstanding at December 31, 2012                   7,500,000               $1.25               2.44

   Granted                                                 -                   -                  -

   Exercised                                               -                   -                  -

   Expired                                                 -                   -                  -

                                           ------------------ ------------------- ------------------

Outstanding at March 31, 2013                      7,500,000               $1.25               2.23

                                           ========= ========== =========

NOTE 10 - STOCKHOLDERS' EQUITY

Common Stock

The authorized  common stock of the Company is 50,000,000 shares of common stock with a $0.001 par value. At December 31, 2012, the Company had 16,236,527 shares of its common stock issued and outstanding.

During the year ended December 31, 2012, the Company issued  1,400,000 shares of its  restricted  common  stock with a value of $0.50 per share,  or  $700,000 in connection with the settlement of the litigation with Bridge Industries,  LLC as further described in Note 11.

During the year ended  December 31, 2012,  the Company  issued 915,000 shares of its common stock to investors that  purchased  $457,500 of securities at a price of $0.50 per common share and 348,868  shares for  services  valued at $243,435.

This  included  issuance  of  191,618  shares of common  stock as a payment  for outstanding  accounts payable of $95,809 owed for legal services to an affiliate of the Company.

During the year ended December 31, 2012, the Company issued 75,000 shares of its common stock to pay accrued interest of $37,500.

During the year ended December 31, 2012, the Company issued 50,728 shares of its common stock upon the conversion of an outstanding  convertible  promissory note with a principal value of $25,000 and accrued interest of $364.

During the year ended December 31, 2012,  the Company also issued  11,375,000 of its restricted  common shares as part of the one for one share exchange with the shareholders of South Uintah as part of the Share Exchange Agreement,  discussed in Note 1.

Preferred Stock

On  August  18,  2011,  the  Company  filed  an  amendment  to the  Articles  of

Incorporation  with the  Secretary of State of Wyoming to  authorize  25,000,000 shares of Preferred  Shares to be  designated  in any series or classes and with those rights,  privileges and  preferences to be determined at the discretion of the Company's  Board of Directors.  At this time, the Company has not designated any series of preferred stock or issued any shares of preferred stock.

Stock Option Plan

On August 17, 2011, the Company's  shareholders  approved the 2011 Hinto Energy,

Inc. Stock Option and Award  Incentive Plan ("Plan").  The Plan provides for the grant of stock  options to  directors,  officers,  employees,  consultants,  and advisors of the Company.  The Plan is administered by a committee  consisting of members of the Board of  Directors  (the "Stock  Option  Committee"),  or in its

absence, the Board of Directors.

The Plan provides for a total of 2,000,000 shares of common stock to be reserved for issuance  subject to options.  During the years ended  December 31, 2012 and

2011,  the Board did not approve the grant of any options to purchase  shares of common stock, nor the conditions, performance or vesting requirements.

Warrants

Litigation Settlement Warrants

During the year ended December 31, 2012, as part of the settlement of litigation with  Bridge  Industries,  LLC  (See  Note  11),  the  Company  issued  warrants exercisable for a total of 800,000 shares of its common stock. The warrants have a term of 5 years and expire on December 18, 2017.  The warrants  have  exercise prices as set forth below:

     Number of Shares             Exercise Price

     ----------------             --------------

          200,000                     $0.25

          200,000                     $0.50

          200,000                     $1.00

          200,000                     $1.50

The total fair value of the  options at the date of grant was  $134,800  and was recorded as a litigation  settlement  expense.  The Company  used the  following assumptions to determine the fair value of warrant grant on December 17, 2012:

                        Expected life                   1 year

                        Volatility                      103%

                        Risk-free interest rate         3.125%

                        Dividend yield                  0

The expected term of the warrants  represents  the period of time that the stock options  granted are expected to be  outstanding  based on  historical  exercise trends.  The expected  volatility is based on the historical price volatility of the Company's  common stock.  The risk-free  interest rate  represents  the U.S.

Treasury bill rate for the expected life of the related  warrants.  The dividend yield  represents  our  anticipated  cash dividend over the expected life of the warrants.

Warrant Issuance - Year Ended December 31, 2011

During the year ended December 31, 2011, the Company issued 3,000,000  warrants,

in  connection  with  consulting  services of officers  and  directors,  vest at various dates from July 2012 through July 2014 and expires at various dates from

June 2014  through  June  2016.  In  addition,  these  individuals  were  issued

1,700,000  warrants,  issued  in  connection  with  consulting  services  of the

Company,  are fully  vested and expire at various  dates from June 2014  through

November 2014, with 1,100,000 warrants being exercisable at $1 and 600,000 being exercisable at $3.

During the year ended December 31, 2011, the Company issued  2,000,000  warrants to the  shareholders  of South Uintah in exchange for warrants issued to them in connection  with  convertible  notes payable.  The warrants expire in July 2013.

These 2,000,000  warrants are callable at the option of the Company in the first year from the grant dates of May through July 2011 at the  exercise  price under various  conditions,  generally if the Company  completes a  $4,500,000  private placement of common stock.

No expense was recorded by the Company on the  issuance of any of the  6,700,000 warrants  issued  during  the year  ended  December  31,  2012 and 2011,  as the

Company's common stock did not have a trading market at the time of issuance and no material common stock cash sales had been made, and thus none of the warrants were in the money.

A summary of warrant activity for year ended December 31, 2012 and the period of

March 8, 2011 (Inception) through December 31, 2011 is presented below:

                                                                        Weighted Average

                                                              --------------------------------------

                                             Shares Under                           Remaining

                                                Warrant         Exercise Price    Contractual Life

                                           ------------------ ------------------- ------------------

Outstanding at March 8, 2011                               -                $  -                  -

    Granted                                        6,700,000                1.31               1.71

    Exercised                                              -                   -                  -

    Expired                                                -                   -                  -

                                           ------------------ ------------------- ------------------

Outstanding at December 31, 2011                   6,700,000               $1.31               1.71

   Granted                                           800,000                0.75               4.96

   Exercised                                               -                   -                  -

   Expired                                                 -                   -                  -

                                           ------------------ ------------------- ------------------

Outstanding at December 31, 2012                   7,500,000               $1.25               2.44

                                           ========= ========== =========

LEGAL MATTERS	12 Months Ended
Dec. 31, 2012
LEGAL MATTERS [Abstract]
LEGAL MATTERS

NOTE 11 - LEGAL MATTERS

In March  2012,  a note  holder of South  Uintah Gas  Properties,  Inc.  ("South

Uintah"),  Bridge  Industries,  LLC  ("Bridge")  filed a  complaint  against the

Company  in the  Circuit  Court of the  Eighteenth  Judicial  Circuit,  Seminole

County,  Florida,  alleging in general  breach of contract and seeking return of all monies lent to South  Uintah of $400,000,  the value of 1,000,000  shares of the Company's common stock and other equity  appreciation,  and compensation for services  and costs.  The Company had return  $200,000 of the  $400,000  lent in

2011, leaving a balance of $200,000 as of December 31, 2011.

In June 2011,  Bridge entered into a  subscription  agreement with South Uintah,

the now  wholly-owned  subsidiary of Hinto Energy,  Inc.  ("the  Company").  The

Subscription  Agreement  provided  for the  purchase  of a  Secured  Convertible

Promissory  Note in the amount of $500,000,  1,000,000  shares of South Uintah's restricted  common stock and warrants  exercisable for 2,000,000 shares of South

Uintah's common stock.

On December 18, 2012,  the Company  entered  into a  Settlement  Agreement  with

Bridge that provided for the dismissal of the lawsuit and terms of final payment of the outstanding amounts owed to Bridge. Pursuant to the Settlement Agreement,

the Company has agreed to the following:

1.   A $100,000 cash payment to Bridge in two traunches of $50,000 to be paid on or before March 31, 2013 and June 30, 2013.

2.   The issuance of 1,400,000 shares of the Company's  common stock,  which are to be registered in a Registration Statement on Form S-1.

3.   The issuance of warrants  exercisable  for a total of 800,000 shares of the

     Company's  common stock.  The warrants have a term of 5 years from December

     18, 2012 and have a callable provision.

As a result of the settlement,  the Company has recognized a one-time litigation settlement  expense  of  $704,247  in  connection  with  the  settlement  of the litigation.  The  1,400,000  shares of common  stock  were  assigned  a value of

$700,000 and the warrants were determined to have a value of $134,800,  see Note

10. Of the $704,247 of settlement expense, $634,800 was the result of the change in value of the Company's stock from the date of the original Bridge  Industries investment  of June 2011 and  December  18,  2012.  The Company  issued the same number of common  shares and  warrants as would have been issued if the original

Bridge  Industries  investment  had gone forward on a pro-rata basis of $200,000 versus  $500,000,  plus an additional  $100,000 cash payment from the Company to

Bridge  Industries,  less  accrued  interest  owed on  funds  loaned  by  Bridge

Industries of $30,447.

INCOME TAXES	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
INCOME TAXES [Abstract]
INCOME TAXES

NOTE 11 - INCOME TAXES

The  Company is subject to domestic  income  taxes.  The Company has  recognized minimal  income during the three months ended March 31, 2013,  and therefore has paid no income tax.

Deferred income taxes arise from temporary timing differences in the recognition of income and expenses for financial  reporting and tax purposes.  The Company's deferred  tax assets  consist  entirely of the benefit from net  operating  loss

(NOL)  carry-forwards.  The NOL carry  forwards  expire in various years through

2031. The Company's deferred tax assets are offset by a valuation  allowance due

to  the  uncertainty  of  the  realization  of  the  NOL   carry-forwards.   NOL

carry-forwards may be further limited by a change in company ownership and other provisions of the tax laws.

The Company's deferred tax assets,  valuation allowance, and change in valuation allowance are as follows:

                                             Estimated NOL           Valuation       Net Tax

                                       Carry-forward benefit         Allowance       Benefit

                                       =============================

            March 31, 2013                       $556,797             $(556,797)          -

           December 31, 2012                     $520,764             $(520,764)          -

NOTE 13 - INCOME TAXES

The  Company is subject to domestic  income  taxes.  The Company has  recognized minimal  income during the year ended  December 31, 2012, and therefore has paid no income tax.

Deferred income taxes arise from temporary timing differences in the recognition of income and expenses for financial  reporting and tax purposes.  The Company's deferred  tax assets  consist  entirely of the benefit from net  operating  loss

(NOL)  carry-forwards.  The NOL carry  forwards  expire in various years through

2031. The Company's deferred tax assets are offset by a valuation  allowance due

to  the  uncertainty  of  the  realization  of  the  NOL   carry-forwards.   NOL

carry-forwards may be further limited by a change in company ownership and other provisions of the tax laws.

The Company's deferred tax assets,  valuation allowance, and change in valuation allowance are as follows:

               Estimated NOL                      Valuation        Net Tax

              Carry-forward benefit               Allowance       Benefit

             ==================================

From March 8, 2011 (Inception) through

           December 31, 2011                     $307,038             $(307,038)

           December 31, 2012                     $520,764             $(520,764)

SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS

NOTE 12 - SUBSEQUENT EVENTS

On June 14, 2013, the Company acquired all right and title to oil and gas leases for a total of 559 gross  acres in the Unit for the 1st Cat Creek  formation  in the Musselshell County,  Montana. The property includes 6 wells in a field to be water  flooded that needs the wells to be re-worked.  The Company  acquires such leases in exchange for $25,000 cash and a 5% working interest.

On June 14, 2013, the Company acquired all right and title to oil and gas leases for a total of 722 gross acres in the Musselshell  County,  Montana. In exchange for such oil and gas leases,  the Company paid $101,100 in a combination of cash and  stock,  as  follows:  (a)  $65,000  in cash;  and (b)  $36,100  payable  in restricted  common  stock  valued at $0.58  per  share  (2/3 of the June 4, 2013 closing price of $0.87) for a total of 62,242 shares.

In addition,  the Company has a thirty day option to purchase  other oil and gas leases in the Musselshell Field from S  L Energy for a price of $60 per acre.

On June 17, 2012, the Company  closed on the  acquisition of all right and title to certain  mineral  estates in Grand County,  Utah. The mineral estates include

4,435 acres, 9 well bores and space to drill additional wells. In addition,  the

Company acquired the owner's natural gas gathering system,  which  interconnects with  the  Company's  existing  gathering  system,  thereby  reducing  new  pipe gathering system construction by several miles. The Company has acquired 100% of the working interests in the estates.

In exchange for such mineral estates,  the Company paid a total of $100,000 in a combination of cash and stock,  (a) $75,000 in cash; and (b) $25,000 in the form of 50,000 shares of the Company's restricted common stock.

The  properties  are located in Grand County,  Utah in the Greater Cisco area of the Uintah  Basin and are  located in the  vicinity  of the  Company's  existing properties in the Greater Cisco area.

The Company has evaluated it activities subsequent to March 31, 2013 and through the  issuance  of  the  financial  statements  and  found  no  other  reportable subsequent events.

NOTE 14 - SUBSEQUENT EVENTS

On June 14, 2013, the Company acquired all right and title to oil and gas leases for a total of 559 gross  acres in the Unit for the 1st Cat Creek  formation  in the Musselshell County,  Montana. The property includes 6 wells in a field to be water  flooded that needs the wells to be re-worked.  The Company  acquires such leases in exchange for $25,000 cash and a 5% working interest.

On June 14, 2013, the Company acquired all right and title to oil and gas leases for a total of 722 gross acres in the Musselshell  County,  Montana. In exchange for such oil and gas leases,  the Company paid $101,100 in a combination of cash and  stock,  as  follows:  (a)  $65,000  in cash;  and (b)  $36,100  payable  in restricted  common  stock  valued at $0.58  per  share  (2/3 of the June 4, 2013 closing price of $0.87) for a total of 62,242 shares.

In addition,  the Company has a thirty day option to purchase  other oil and gas leases in the Musselshell Field from S  L Energy for a price of $60 per acre.

On June 17, 2012, the Company  closed on the  acquisition of all right and title to certain  mineral  estates in Grand County,  Utah. The mineral estates include

4,435 acres, 9 well bores and space to drill additional wells. In addition,  the

Company acquired the owner's natural gas gathering system,  which  interconnects with  the  Company's  existing  gathering  system,  thereby  reducing  new  pipe gathering system construction by several miles. The Company has acquired 100% of the working interests in the estates.

In exchange for such mineral estates,  the Company paid a total of $100,000 in a combination of cash and stock,  (a) $75,000 in cash; and (b) $25,000 in the form of 50,000 shares of the Company's restricted common stock.

The  properties  are located in Grand County,  Utah in the Greater Cisco area of the Uintah  Basin and are  located in the  vicinity  of the  Company's  existing properties in the Greater Cisco area.

The Company has  evaluated it activities  subsequent to the year ended  December

31,  2012,  through the  issuance  of  financial  statements  and found no other reportable subsequent events.

SUPPLEMENTAL OIL AND GAS DISCLOSURE (unaudited)	12 Months Ended
Dec. 31, 2012
SUPPLEMENTAL OIL AND GAS DISCLOSURE (unaudited) [Abstract]
SUPPLEMENTAL OIL AND GAS DISCLOSURE (unaudited)

NOTE 15 - SUPPLEMENTAL OIL AND GAS DISCLOSURE (unaudited)

ESTIMATED NET QUANTITIES OF OIL AND GAS RESERVES (unaudited)

Users of this  information  should  be  aware  that the  process  of  estimating quantities of "proved" and "proved developed" natural gas and crude oil reserves is very complex, requiring significant subjective decisions in the evaluation of all available geological,  engineering and economic data for each reservoir. The data for a given reservoir may also change  substantially  over time as a result of  numerous  factors  including,  but not limited  to,  additional  development

activity,   evolving  production  history  and  continual  reassessment  of  the

viability  of  production  under  varying  economic  conditions.   Consequently,

material  revisions  to  existing  reserve  estimates  occur  from time to time.

Although  every  reasonable  effort is made to  ensure  that  reserve  estimates reported represent the most accurate assessments  possible,  the significance of the  subjective  decisions  required and variances in available data for various reservoirs  make these  estimates  generally  less precise than other  estimates presented in connection with financial statements.

Proved  reserves  are  estimated  quantities  of  natural  gas,  crude  oil  and condensate  that geological and engineering  data  demonstrate,  with reasonable certainty,  to be recovered in future years from known  reservoirs with existing equipment under existing economic and operating conditions.

Proved  developed  reserves  are  proved  reserves  that can be  expected  to be recovered  through  existing  wells with existing  equipment and under  existing economic and operating conditions.

Oil and Gas Reserves

The following  tables set forth our net proved oil and gas  reserves,  including the changes therein, and net proved developed reserves at December 31, 2012.

Net proved Developed and Undeveloped Reserves - (In millions of barrels "MBbls")

of oil:

                                                                                                2012

                                                                                          ---------------

                                                                                           (unaudited)

     January 1, 2012                                                                                 -

     Purchase of properties                                                                        267

     Revisions of previous estimates                                                                 -

     Extension, discoveries, other estimates                                                         -

     Production                                                                                     -

     Disposition of properties                                                                       -

                                                                                          ---------------

     December 31, 2012                                                                             267

                                                                                          ========

Net proved  Developed and Undeveloped  Reserves - (In millions of standard cubic feet "MMScf") of natural gas:

                                                                                                2012

                                                                                          ---------------

                                                                                           (unaudited)

     January 1, 2012                                                                                 -

     Purchase of properties                                                                        147

     Revisions of previous estimates                                                                 -

     Extension, discoveries, other estimates                                                         -

     Production                                                                                      -

     Disposition of properties                                                                       -

                                                                                          ---------------

     December 31, 2012                                                                             147

                                                                                          ========

Net proved oil and gas reserves consisted of the following at December 31, 2012:

                                                                             Oil            Natural Gas

                                                                          Reserves           Reserves

                                                                            Gross              Gross

                                                                            MBbls              MMScf

                                                                       --------------     --------------

                                                                        (unaudited)        (unaudited)

     Proved developed producing                                                 24                  -

     Proved undeveloped                                                        243                147

                                                                       --------------     --------------

     Total proven                                                              267                147

                                                                       =======     =======

Results of operations for oil and gas producing activities for the year ended December 31, 2012

     The Year Ended December 31, 2012                                                      (unaudited)

     Revenue                                                                                   $29,908

     Operating expenses (re-working costs)                                                     107,982

     Depletion                                                                                   2,407

                                                                                        -----------------

     Operating loss                                                                           (80,481)

     Income tax provision                                                                            -

                                                                                        -----------------

     Results of operations for oil and gas properties                                       $ (80,481)

                                                                                        =========

Cost incurred for oil and gas property acquisition,  exploration and development activities

                                                                                          (unaudited)

     Property acquisition

         Unproved                                                                              $     -

         Proved                                                                                803,200

     Exploration                                                                                     -

     Development                                                                               213,555

                                                                                        -----------------

     Total costs incurred                                                                  $ 1,016,755

                                                                                        =========

Aggregate capitalized costs

Capitalized costs relating to oil and gas activities are as follows:

     December 31, 2012                                                                    (unaudited)

     Proved                                                                                $ 1,016,755

     Unproved                                                                                        -

                                                                                        -----------------

     Total capitalized costs                                                               $ 1,016,755

     Accumulated depreciation and depletion                                                   (24,283)

                                                                                        -----------------

     Net capitalized costs                                                                   $ 992,742

                                                                                        =========

SIGNIFICANT ACCOUNTING POLICIES (Policy)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Use of Estimates

Use of Estimates

The  preparation  of the  financial  statements in  conformity  with  accounting

principles   generally  accepted  in  the  United  States  of  America  requires management to make estimates and assumptions that affect the reported amounts of assets and  liabilities  and disclosure of contingent  assets and liabilities at the date of the financial  statements  and the reported  amounts of revenues and expenses  during the reporting  periods.  Actual results could differ from those estimates.

Use of Estimates

The  preparation  of the  financial  statements in  conformity  with  accounting

principles   generally  accepted  in  the  United  States  of  America  requires management to make estimates and assumptions that affect the reported amounts of assets and  liabilities  and disclosure of contingent  assets and liabilities at the date of the financial  statements  and the reported  amounts of revenues and expenses  during the reporting  periods.  Actual results could differ from those estimates.

Cash and Cash Equivalents	Cash and Cash Equivalents The Company considers all highly liquid investments with an original maturity of three months or less and money market instruments to be cash equivalents.	Cash and Cash Equivalents The Company considers all highly liquid investments with an original maturity of three months or less and money market instruments to be cash equivalents.
Property and Equipment

Property and Equipment

Property and  equipment  are stated at cost less  accumulated  depreciation  and amortization.  Depreciation is computed  principally on the straight-line method over the  estimated  useful life of each type of asset which ranges from five to seven  years.  Maintenance  and  repairs  are  charged to  expense as  incurred;

improvements  and betterments are  capitalized.  Upon retirement or disposition,

the related costs and  accumulated  depreciation  are removed from the accounts,

and any resulting gains or losses are credited or charged to income.

                                    Life in     March 31, 2013    December 31, 2012

           Asset Type                Years

--------------------------------- ------------ ------------------ ------------------

Machinery                            5 - 7               $16,500        $    16,500

                                  ------------ ------------------ ------------------

Subtotal                                                  16,500             16,500

Less Accumulated Depreciation                              (825)                  -

                                  ------------ ------------------ ------------------

Net Book Value                                           $15,675        $    16,500

                                  ====== ========= =========

Property and Equipment

Property and  equipment  are stated at cost less  accumulated  depreciation  and amortization.  Depreciation is computed  principally on the straight-line method over the  estimated  useful life of each type of asset which ranges from five to seven  years.  Maintenance  and  repairs  are  charged to  expense as  incurred;

improvements  and betterments are  capitalized.  Upon retirement or disposition,

the related costs and  accumulated  depreciation  are removed from the accounts,

and any resulting gains or losses are credited or charged to income.

                                    Life in    December 31, 2012  December 31, 2011

           Asset Type                Years

--------------------------------- ------------ ------------------ ------------------

Machinery                            5 - 7               $16,500             $    -

                                  ------------ ------------------ ------------------

Subtotal                                                  16,500                  -

Less Accumulated Depreciation                                  -                  -

                                  ------------ ------------------ ------------------

Net Book Value                                           $16,500             $    -

                                  ====== ========= =========

In November  2012,  the Company  purchased a used  backhoe,  the Company has not accumulated any  depreciation  on this piece of machinery  during the year ended

December 31, 2012,  due to the fact the machinery was not put into service until the very end of the year due to weather conditions.

Oil and Gas Properties, Full Cost Method

Oil and Gas Properties, Full Cost Method

The Company uses the full cost method of  accounting  for oil and gas  producing activities.  Costs to acquire mineral  interests in oil and gas  properties,  to drill and equip exploratory wells used to find proved reserves, and to drill and equip  development  wells including  directly related overhead costs and related asset retirement costs are capitalized.

Under this method,  all costs,  including  internal  costs  directly  related to acquisition,  exploration and development  activities are capitalized as oil and

gas  property  costs.   Properties  not  subject  to  amortization   consist  of

exploration and development costs which are evaluated on a  property-by-property basis.  Amortization of these unproved property costs begins when the properties become  proved  or their  values  become  impaired.  The  Company  assesses  the realization  of unproved  properties,  taken as a whole,  if any, on at least an annual basis or when there has been an indication  that  impairment in value may

have  occurred.   Impairment  of  unproved   properties  is  assessed  based  on

management's  intention  with regard to future  exploration  and  development of individually  significant  properties  and the  ability of the Company to obtain funds  to  finance  such  exploration  and  development.  If the  results  of an assessment  indicate  that  the  properties  are  impaired,  the  amount  of the impairment is added to the capitalized costs to be amortized.

Costs of oil and gas properties  will be amortized using the units of production method.

In applying the full cost method,  the Company will perform an  impairment  test

(ceiling  test) at each reporting  date,  whereby the carrying value of property and  equipment  is  compared  to the  "estimated  present  value," of its proved reserves discounted at a 10-percent interest rate of future net revenues,  based on current  economic and operating  conditions,  plus the cost of properties not being  amortized,  plus the  lower  of cost or fair  market  value  of  unproved properties  included  in costs  being  amortized,  less the income  tax  effects related to book and tax basis  differences  of the  properties.  If  capitalized costs exceed this limit, the excess is charged as an impairment expense.

Oil and Gas Properties, Full Cost Method

The Company uses the full cost method of  accounting  for oil and gas  producing activities.  Costs to acquire mineral  interests in oil and gas  properties,  to drill and equip exploratory wells used to find proved reserves, and to drill and equip  development  wells including  directly related overhead costs and related asset retirement costs are capitalized.

Under this method,  all costs,  including  internal  costs  directly  related to acquisition,  exploration and development  activities are capitalized as oil and

gas  property  costs.   Properties  not  subject  to  amortization   consist  of

exploration and development costs which are evaluated on a  property-by-property basis.  Amortization of these unproved property costs begins when the properties become  proved  or their  values  become  impaired.  The  Company  assesses  the realization  of unproved  properties,  taken as a whole,  if any, on at least an annual basis or when there has been an indication  that  impairment in value may

have  occurred.   Impairment  of  unproved   properties  is  assessed  based  on

management's  intention  with regard to future  exploration  and  development of individually  significant  properties  and the  ability of the Company to obtain funds  to  finance  such  exploration  and  development.  If the  results  of an assessment  indicate  that  the  properties  are  impaired,  the  amount  of the impairment is added to the capitalized costs to be amortized.

Costs of oil and gas properties  will be amortized using the units of production method.

In applying the full cost method,  the Company will perform an  impairment  test

(ceiling  test) at each reporting  date,  whereby the carrying value of property and  equipment  is  compared  to the  "estimated  present  value," of its proved reserves discounted at a 10-percent interest rate of future net revenues,  based on current  economic and operating  conditions,  plus the cost of properties not being  amortized,  plus the  lower  of cost or fair  market  value  of  unproved properties  included  in costs  being  amortized,  less the income  tax  effects related to book and tax basis  differences  of the  properties.  If  capitalized costs exceed this limit, the excess is charged as an impairment expense.

Impairment

Impairment

The Company  reviews  long-lived  assets held for use,  principally  oil and gas leases, for impairment when events or circumstances indicate that their carrying value may not be  recoverable.  Impairment  exists if the carrying amount of the long-lived asset is not recoverable  from the  undiscounted  cash flows expected from its use and eventual disposition. We determine the amount of the impairment loss by comparing the carrying  value of the  long-lived  asset to its estimated fair value. In the absence of quoted market prices, we determine  estimated fair value generally based on the present value of future  probability  weighted cash flows expected from the continued use and value at sale of the long-lived asset.

Impairment

The Company  reviews  long-lived  assets held for use,  principally  oil and gas leases, for impairment when events or circumstances indicate that their carrying value may not be  recoverable.  Impairment  exists if the carrying amount of the long-lived asset is not recoverable  from the  undiscounted  cash flows expected from its use and eventual disposition. We determine the amount of the impairment loss by comparing the carrying  value of the  long-lived  asset to its estimated fair value. In the absence of quoted market prices, we determine  estimated fair value generally based on the present value of future  probability  weighted cash flows expected from the continued use and value at sale of the long-lived asset.

Revenue Recognition	Revenue Recognition The Company recognizes revenue when it is earned and expenses are recognized when they occur.	Revenue Recognition The Company recognizes revenue when it is earned and expenses are recognized when they occur.
Net Loss per Share

Net Loss per Share

Basic  net  loss  per  common  share  is  calculated  by  dividing  the net loss applicable to common shares by the weighted  average number of common and common equivalent  shares  outstanding  during the period.  For the three  months ended

March 31, 2013 and 2012, there were no potential common  equivalent  shares used in the calculation of weighted  average common shares  outstanding as the effect would be anti-dilutive because of the net loss.

Net Loss per Share

Basic  net  loss  per  common  share  is  calculated  by  dividing  the net loss applicable to common shares by the weighted  average number of common and common equivalent shares  outstanding  during the period.  For the years ended December

31, 2012 and December 31, 2011, there were no potential common equivalent shares used in the  calculation of weighted  average  common shares  outstanding as the effect would be anti-dilutive because of the net loss.

Stock-Based Compensation

Stock-Based Compensation

The Company adopted the provisions of and accounts for stock-based  compensation using an estimate of value in accordance  with the fair value method.  Under the fair value recognition  provisions of this statement,  stock-based  compensation cost is  measured  at the grant date based on the fair value of the award and is recognized  as  expense on a  straight-line  basis  over the  requisite  service period,  which  generally  is  the  vesting  period.  The  Company  elected  the modified-prospective  method,  under  which  prior  periods  are not revised for comparative  purposes.  The valuation method applies to new grants and to grants that were outstanding as of the effective date and are subsequently modified.

Stock-Based Compensation

The Company adopted the provisions of and accounts for stock-based  compensation using an estimate of value in accordance  with the fair value method.  Under the fair value recognition  provisions of this statement,  stock-based  compensation cost is  measured  at the grant date based on the fair value of the award and is recognized  as  expense on a  straight-line  basis  over the  requisite  service period,  which  generally  is  the  vesting  period.  The  Company  elected  the modified-prospective  method,  under  which  prior  periods  are not revised for comparative  purposes.  The valuation method applies to new grants and to grants that were outstanding as of the effective date and are subsequently modified.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The  Company's  financial  instruments,  including  cash and  cash  equivalents,

accounts  receivable,  accounts payable,  and notes payable are carried at cost,

which  approximates  fair  value  due  to  the  short-term   maturity  of  these

instruments.

Fair Value of Financial Instruments

The  Company's  financial  instruments,  including  cash and  cash  equivalents,

accounts  receivable,  accounts payable,  and notes payable are carried at cost,

which  approximates  fair  value  due  to  the  short-term   maturity  of  these

instruments.

Other Comprehensive Income	Other Comprehensive Income The Company has no material components of other comprehensive income (loss) and accordingly, net loss is equal to comprehensive loss in all periods.	Other Comprehensive Income The Company has no material components of other comprehensive income (loss) and accordingly, net loss is equal to comprehensive loss in all periods.
Income Taxes

Income Taxes

Provision for income taxes represents actual or estimated amounts payable on tax return filings each year.  Deferred tax assets and  liabilities are recorded for the estimated future tax effects of temporary  differences between the tax basis of assets and  liabilities  and  amounts  reported in the  accompanying  balance sheets,  and for  operating  loss and tax credit carry  forwards.  The change in deferred  tax assets and  liabilities  for the period  measures the deferred tax provision  or benefit for the period.  Effects of changes in enacted tax laws on deferred  tax assets and  liabilities  are  reflected as  adjustment  to the tax provision or benefit in the period of enactment.

Income Taxes

Provision for income taxes represents actual or estimated amounts payable on tax return filings each year.  Deferred tax assets and  liabilities are recorded for the estimated future tax effects of temporary  differences between the tax basis of assets and  liabilities  and  amounts  reported in the  accompanying  balance sheets,  and for  operating  loss and tax credit carry  forwards.  The change in deferred  tax assets and  liabilities  for the period  measures the deferred tax provision  or benefit for the period.  Effects of changes in enacted tax laws on deferred  tax assets and  liabilities  are  reflected as  adjustment  to the tax provision or benefit in the period of enactment.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

There were  accounting  standards  and  interpretations  issued during the three months  ended  March 31,  2013,  none of which are  expected  to have a material impact on the Company's financial position, operations or cash flows.

Recent Accounting Pronouncements

There were accounting standards and interpretations issued during the year ended

December 31, 2012,  none of which are expected to have a material  impact on the

Company's financial position, operations or cash flows.

SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Schedule of Property and Equipment

                                    Life in     March 31, 2013    December 31, 2012

           Asset Type                Years

--------------------------------- ------------ ------------------ ------------------

Machinery                            5 - 7               $16,500        $    16,500

                                  ------------ ------------------ ------------------

Subtotal                                                  16,500             16,500

Less Accumulated Depreciation                              (825)                  -

                                  ------------ ------------------ ------------------

Net Book Value                                           $15,675        $    16,500

                                  ====== ========= =========

                                    Life in    December 31, 2012  December 31, 2011

           Asset Type                Years

--------------------------------- ------------ ------------------ ------------------

Machinery                            5 - 7               $16,500             $    -

                                  ------------ ------------------ ------------------

Subtotal                                                  16,500                  -

Less Accumulated Depreciation                                  -                  -

                                  ------------ ------------------ ------------------

Net Book Value                                           $16,500             $    -

                                  ====== ========= =========

OIL AND GAS LEASES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
OIL AND GAS LEASES [Abstract]
Schedule of Oil and Natural Gas Properties

Oil and gas properties consisted of the following as of March 31, 2013:

                                                                      March 31,          December 31,

                                                                         2013               2012

                                                                  ------------------- ------------------

Proved   properties                                                       $803,200           $803,200

Unproved properties                                                              -                  -

                                                                  ------------------- ------------------

                                                                         $ 803,200           $803,200

      Accumulated depletion

                                                                        2,873                   2,047

                                                                  ------------------- ------------------

                                                                          $800,327           $801,153

                                                                  ========== =========

Oil and gas properties consisted of the following as of December 31, 2012:

Proved   properties                                                       $803,200

Unproved properties                                                              -

                                                                  -------------------

                                                                         $ 803,200

      Accumulated depletion

                                                                        2,047

                                                                  -------------------

                                                                          $801,153

                                                                  ==========

STOCKHOLDERS' EQUITY (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
STOCKHOLDERS' EQUITY [Abstract]
Schedule of Warrants by exercise price		The warrants have exercise prices as set forth below: Number of Shares Exercise Price ---------------- -------------- 200,000 $0.25 200,000 $0.50 200,000 $1.00 200,000 $1.50
Schedule of Warrant fair value assumptions		The Company used the following assumptions to determine the fair value of warrant grant on December 17, 2012: Expected life 1 year Volatility 103% Risk-free interest rate 3.125% Dividend yield 0
Schedule of Warrant activity

A summary of warrant  activity  for the three  months  ended  March 31,  2013 is presented below:

                                                                        Weighted Average

                                                              --------------------------------------

                                             Shares Under                             Remaining

                                                Warrant         Exercise Price    Contractual Life

                                           ------------------ ------------------- ------------------

Outstanding at December 31, 2012                   7,500,000               $1.25               2.44

   Granted                                                 -                   -                  -

   Exercised                                               -                   -                  -

   Expired                                                 -                   -                  -

                                           ------------------ ------------------- ------------------

Outstanding at March 31, 2013                      7,500,000               $1.25               2.23

                                           ========= ========== =========

A summary of warrant activity for year ended December 31, 2012 and the period of

March 8, 2011 (Inception) through December 31, 2011 is presented below:

                                                                        Weighted Average

                                                              --------------------------------------

                                             Shares Under                           Remaining

                                                Warrant         Exercise Price    Contractual Life

                                           ------------------ ------------------- ------------------

Outstanding at March 8, 2011                               -                $  -                  -

    Granted                                        6,700,000                1.31               1.71

    Exercised                                              -                   -                  -

    Expired                                                -                   -                  -

                                           ------------------ ------------------- ------------------

Outstanding at December 31, 2011                   6,700,000               $1.31               1.71

   Granted                                           800,000                0.75               4.96

   Exercised                                               -                   -                  -

   Expired                                                 -                   -                  -

                                           ------------------ ------------------- ------------------

Outstanding at December 31, 2012                   7,500,000               $1.25               2.44

                                           ========= ========== =========

INCOME TAXES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
INCOME TAXES [Abstract]
Schedule of Deferred Tax Assets, Valuation Allowance, and Change in Valuation Allowance

The Company's deferred tax assets,  valuation allowance, and change in valuation allowance are as follows:

                                             Estimated NOL           Valuation       Net Tax

                                       Carry-forward benefit         Allowance       Benefit

                                       =============================

            March 31, 2013                       $556,797             $(556,797)          -

           December 31, 2012                     $520,764             $(520,764)          -

The Company's deferred tax assets,  valuation allowance, and change in valuation allowance are as follows:

               Estimated NOL                      Valuation        Net Tax

              Carry-forward benefit               Allowance       Benefit

             ==================================

From March 8, 2011 (Inception) through

           December 31, 2011                     $307,038             $(307,038)

           December 31, 2012                     $520,764             $(520,764)

SUPPLEMENTAL OIL AND GAS DISCLOSURE (unaudited) (Tables)	12 Months Ended
Dec. 31, 2012
SUPPLEMENTAL OIL AND GAS DISCLOSURE (unaudited) [Abstract]
Schedule of Net proved Developed and Undeveloped Reserves

Net proved Developed and Undeveloped Reserves - (In millions of barrels "MBbls")

of oil:

                                                                                                2012

                                                                                          ---------------

                                                                                           (unaudited)

     January 1, 2012                                                                                 -

     Purchase of properties                                                                        267

     Revisions of previous estimates                                                                 -

     Extension, discoveries, other estimates                                                         -

     Production                                                                                     -

     Disposition of properties                                                                       -

                                                                                          ---------------

     December 31, 2012                                                                             267

                                                                                          ========

Net proved  Developed and Undeveloped  Reserves - (In millions of standard cubic feet "MMScf") of natural gas:

                                                                                                2012

                                                                                          ---------------

                                                                                           (unaudited)

     January 1, 2012                                                                                 -

     Purchase of properties                                                                        147

     Revisions of previous estimates                                                                 -

     Extension, discoveries, other estimates                                                         -

     Production                                                                                      -

     Disposition of properties                                                                       -

                                                                                          ---------------

     December 31, 2012                                                                             147

                                                                                          ========

Net proved oil and gas reserves consisted of the following at December 31, 2012:

                                                                             Oil            Natural Gas

                                                                          Reserves           Reserves

                                                                            Gross              Gross

                                                                            MBbls              MMScf

                                                                       --------------     --------------

                                                                        (unaudited)        (unaudited)

     Proved developed producing                                                 24                  -

     Proved undeveloped                                                        243                147

                                                                       --------------     --------------

     Total proven                                                              267                147

                                                                       =======     =======

Schedule of Results of operations for oil and gas producing activities

Results of operations for oil and gas producing activities for the year ended December 31, 2012

     The Year Ended December 31, 2012                                                      (unaudited)

     Revenue                                                                                   $29,908

     Operating expenses (re-working costs)                                                     107,982

     Depletion                                                                                   2,407

                                                                                        -----------------

     Operating loss                                                                           (80,481)

     Income tax provision                                                                            -

                                                                                        -----------------

     Results of operations for oil and gas properties                                       $ (80,481)

                                                                                        =========

Schedule of Cost incurred for oil and gas property acquisition, exploration and development activities

Cost incurred for oil and gas property acquisition,  exploration and development activities

                                                                                          (unaudited)

     Property acquisition

         Unproved                                                                              $     -

         Proved                                                                                803,200

     Exploration                                                                                     -

     Development                                                                               213,555

                                                                                        -----------------

     Total costs incurred                                                                  $ 1,016,755

                                                                                        =========

Schedule of Aggregate capitalized costs

Aggregate capitalized costs

Capitalized costs relating to oil and gas activities are as follows:

     December 31, 2012                                                                    (unaudited)

     Proved                                                                                $ 1,016,755

     Unproved                                                                                        -

                                                                                        -----------------

     Total capitalized costs                                                               $ 1,016,755

     Accumulated depreciation and depletion                                                   (24,283)

                                                                                        -----------------

     Net capitalized costs                                                                   $ 992,742

                                                                                        =========

BUSINESS, BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	0 Months Ended
	Jan. 23, 2012 Purchase Agreement [Member]	Jul. 27, 2011 Purchase Agreement [Member]	Dec. 22, 2011 Amended Purchase Agreement [Member]
Common shares sold by founder		3,000,000	2,700,000
Common shares to be returned		3,000,000
Shares issued for stock exchange	11,446,931
Adjustment to number of shares to be returned			300,000
Notes payable assumed	$ 175,000
Warrants issued	6,700,000
Number of returned shares that have been cancelled	2,700,000

SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013 Minimum [Member]	Dec. 31, 2012 Minimum [Member]	Mar. 31, 2013 Minimum [Member] Machinery [Member]	Dec. 31, 2012 Minimum [Member] Machinery [Member]	Mar. 31, 2013 Maximum [Member]	Dec. 31, 2012 Maximum [Member]	Mar. 31, 2013 Maximum [Member] Machinery [Member]	Dec. 31, 2012 Maximum [Member] Machinery [Member]
Accounting Policies [Line Items]
Life in Years				5 years	5 years	5 years	5 years	7 years	7 years	7 years	7 years
Machinery	$ 16,500	$ 16,500
Subtotal	16,500	16,500
Less Accumulated Depreciation	(825)
Net Book Value	$ 15,675	$ 16,500

GOING CONCERN AND MANAGEMENTS' PLAN (Details) (USD $)	3 Months Ended		10 Months Ended	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
GOING CONCERN AND MANAGEMENT'S PLAN [Abstract]
Net Loss	$ (180,164)	$ (237,659)	$ (827,295)	$ (1,776,527)
Accumulated deficit	2,783,986			2,603,822
Working capital deficit	$ 474,482			$ 1,281,043

OIL AND GAS LEASES (Schedule of Oil and Gas Properties) (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013 Oil and Gas Properties [Member]	Mar. 31, 2012 Oil and Gas Properties [Member]	Dec. 31, 2012 Oil and Gas Properties [Member]
Oil And Gas Leases [Line Items]
Proved Properties	$ 803,200	$ 803,200	$ 478,200	$ 803,200		$ 803,200
Unproved Properties
Oil and Gas Properties, Gross		1,016,755		803,200		803,200
Accumulated depletion	32,700	24,283		2,873		2,047
Net capitalized costs	1,034,055	992,472	478,200	800,327		801,153
Depletion expense				$ 827

OIL AND GAS LEASES (Narrative) (Details) (USD $)	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	3 Months Ended
	Dec. 31, 2012	Dec. 31, 2011 Farmout agreement [Member] acre	Dec. 31, 2012 Farmout agreement [Member]	May 31, 2012 Pacific agreement [Member] acre	Mar. 31, 2013 Pacific agreement [Member]
Costs Incurred, Oil and Gas Property Acquisition, Exploration, and Development Activities [Line Items]
Gross acres of land acquired in asset purchase		5,366		4,783
Net revenue interest				80.00%
Net acres of land acquired in asset purchase		4,887		3,827
Total cost to acquire asset		$ 478,200		$ 325,000
Cash paid to acquire asset		303,000		175,000
Convertible promissory note		175,000		150,000
Common stock issued for purchase of farmout, value		200
Common stock issued for purchase of farmout, shares		2,000,000
Interest rate				8.00%
Due date				May 30, 2013
Conversion rate amount per share				$ 1
Development costs	$ 213,555		$ 198,500		$ 50,000

CONVERTIBLE PROMISSORY NOTES (Details) (USD $)	3 Months Ended		10 Months Ended	12 Months Ended		1 Months Ended		12 Months Ended	1 Months Ended	11 Months Ended	12 Months Ended	1 Months Ended	10 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 18, 2012	Sep. 30, 2012 Convertible Promissory Note One [Member]	Jun. 30, 2012 Convertible Promissory Note One [Member]	Dec. 31, 2012 Convertible Promissory Note One [Member]	May 31, 2012 Convertible Promissory Note Two [Member]	Mar. 31, 2013 Convertible Promissory Note Two [Member]	Dec. 31, 2012 Convertible Promissory Note Two [Member]	Jan. 31, 2012 Convertible Promissory Note Three [Member]	Dec. 31, 2011 Convertible Promissory Note Three [Member]
Short-term Debt [Line Items]
Proceeds from convertible note payable			$ 1,000,000	$ 25,000			$ 25,000						$ 500,000
Convertible promissory note							25,000	25,000	150,000				500,000
Interest rate									8.00%				6.00%
Due date									May 30, 2013
Conversion rate amount per share							$ 0.5		$ 1				$ 0.25
Term							12 months						1 year
Amount of debt converted						25,000						500,000
Conversion of notes to common stock, shares						50,000		50,728				2,071,931
Shares entitled by warrants					800,000								2,000,000
Term in years					5 years								2 years
Exercise Price													0.5
Accrued interest										10,041	7,082		16,401
Accured interest converted to stock	25,000	17,982		37,814		364		364				17,983
Conversion of accrued interest to restricted common stock, shares						728
Repayment of principal and accrued interest										$ 162,000	$ 162,000

SUBSCRIPTIONS RECEIVED (Details) (USD $)	1 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
SUBSCRIPTIONS RECEIVED [Abstract]
Subscription received	$ 90,000	$ 250,000	$ 40,000
Subscription receivables, shares	180,000	500,000
Stock price per share	$ 0.5	$ 0.5
Subscription shares issued	500,000	500,000

NOTES PAYABLE, OTHER (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 18, 2012	Dec. 31, 2011	Dec. 18, 2012 Tranche One [Member]	Dec. 18, 2012 Tranche Two [Member]	Jul. 15, 2011 Promissory Note One [Member]	Jul. 31, 2012 Promissory Note One [Member]	Dec. 31, 2011 Promissory Note One [Member]	Dec. 31, 2012 Promissory Note One [Member]	Mar. 31, 2013 Promissory Note One [Member]	Jul. 15, 2011 Promissory Note Two [Member]	Dec. 31, 2011 Promissory Note Two [Member]	Mar. 31, 2013 Promissory Note Two [Member]	Dec. 31, 2012 Promissory Note Two [Member]
Debt Instrument [Line Items]
Debt instrument, face amount							$ 100,000	$ 70,000	$ 75,000			$ 250,000	$ 100,000
Due date							Jul 5, 2013	Jul 5, 2013	Jul 5, 2012			Jul 5, 2013	Jul 5, 2013
Debt Instrument, Call Feature							The completion of a $2 million dollar stock offering
Conversion rate amount per share												$ 5	$ 0
Notes payable, other	354,000	405,000		375,000						55,000	45,000			100,000	75,000
Principal payment								5,000		15,000	25,000
Monthly payment amount								5,000
Settlement agreement, agreed contribution amount			$ 100,000		$ 50,000	$ 50,000
Payment date					March 31, 2013	June 30, 2013

LONG TERM NOTE PAYABLE (Details) (USD $)	3 Months Ended		10 Months Ended	12 Months Ended	1 Months Ended				3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Jun. 30, 2012 Long term note payable [Member]	Dec. 31, 2011 Long term note payable [Member]	Mar. 31, 2013 Long term note payable [Member]	Dec. 31, 2012 Long term note payable [Member]	Mar. 31, 2013 Long term note payable [Member] Restricted Stock [Member]
Long term debt note payable
Long term note payable	$ 500,000		$ 500,000	$ 500,000		$ 500,000		$ 500,000
Term in years of long term debt						3 years
Conversion rate amount per share						$ 1
Interest rate						10.00%
Interest payment					12,500
Accrued interest						$ 14,554	$ 0	$ 2,049
Issuance of shares for interest, shares									50,000
Value per share				$ 0.5					$ 0.5

STOCKHOLDERS' EQUITY (Narrative) (Details) (USD $)	1 Months Ended	3 Months Ended		10 Months Ended	12 Months Ended					3 Months Ended		10 Months Ended					1 Months Ended	12 Months Ended		12 Months Ended
	Dec. 18, 2012	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Aug. 18, 2011	Aug. 17, 2011	Dec. 31, 2012 Long term note payable [Member]	Dec. 31, 2011 Long term note payable [Member]	Mar. 31, 2013 Restricted Stock [Member]	Mar. 31, 2013 Restricted Stock [Member] Long term note payable [Member]	Dec. 31, 2011 Warrants consulting services [Member]	Dec. 31, 2011 Warrants consulting services two [Member]	Dec. 31, 2011 Warrants consulting services two [Member] Exercise Price One [Member]	Dec. 31, 2011 Warrants consulting services two [Member] Exercise Price Two [Member]	Dec. 31, 2011 Warrants Note Payable [Member]	Sep. 30, 2012 Convertible Promissory Note One [Member]	Dec. 31, 2012 Convertible Promissory Note One [Member]	Jun. 30, 2012 Convertible Promissory Note One [Member]	Dec. 31, 2012 Accrued Interest [Member]
Schedule Of Stockholders Equity [Line Items]
Common stock, shares authorized		50,000,000		50,000,000	50,000,000
Common stock, par value per share		$ 0.001		$ 0.001	$ 0.001
Common stock, shares issued		17,146,527		11,375,000	16,236,527
Common stock, shares outstanding		17,146,527		11,375,000	16,236,527
Issuance of shares for litigation settlement, shares	1,400,000				1,400,000
Value per share					$ 0.5						$ 0.5
Issuance of shares for litigation settlement					$ 700,000
Common stock issued to investors, shares					915,000					350,000
Common stock issued to investors		425,000			457,500					175,000
Price per share					$ 0.5					$ 0.5
Issuance of shares as payment for an outstanding subscription agreement, shares										500,000
Issuance of shares as payment for an outstanding subscription agreement										250,000
Issuance of shares for services, shares					348,868					10,000
Issuance of shares for services		5,000			174,435					5,000
Common stock issued for repayment of accounts payable, shares					191,618
Common stock issued for repayment of accounts payable					95,809
Issuance of shares for interest, shares											50,000									75,000
Issuance of shares for interest		25,000			37,814						25,000									37,500
Conversion of an outstanding convertible promissory note, shares																	50,000	50,728
Convertible promissory notes payable																		25,000	25,000
Accured interest converted to stock		25,000	17,982		37,814												364	364
Restricted common shares to acquire South Uintah Gas Properties, Inc.					11,375,000
Long term note payable		500,000		500,000	500,000			500,000	500,000
Preferred stock, shares authorized		25,000,000		25,000,000	25,000,000	25,000,000
Common stock to be reserved for issuance							2,000,000
Warrants issued				6,700,000	800,000							3,000,000	1,700,000	1,100,000	600,000	2,000,000
Private placement																$ 4,500,000
Exercise Price														1	3

STOCKHOLDERS' EQUITY (Litigation Settlement Warrants) (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 18, 2012	Dec. 31, 2011	Mar. 07, 2011	Dec. 31, 2012 Litigation Settlement Warrants [Member]	Dec. 31, 2012 Litigation Settlement Warrants [Member] Exercise Price One [Member]	Dec. 31, 2012 Litigation Settlement Warrants [Member] Exercise Price Two [Member]	Dec. 31, 2012 Litigation Settlement Warrants [Member] Exercise Price Three [Member]	Dec. 31, 2012 Litigation Settlement Warrants [Member] Exercise Price Four [Member]
Class of Warrant or Right [Line Items]
Warrants issued	7,500,000	7,500,000		6,700,000		800,000	200,000	200,000	200,000	200,000
Term in years			5 years			5 years
Expiration date						Dec 18, 2017
Exercise Price							0.25	0.5	1	1.5
Total fair value of options						$ 134,800
Expected life						1 year
Volatility						103.00%
Risk-free interest rate						3.13%
Dividend yield						0.00%

STOCKHOLDERS' EQUITY (Schedule of Warrant Activity) (Details) (USD $)	3 Months Ended	10 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2011	Dec. 31, 2012
Shares Under Warrant
Outstanding	7,500,000		6,700,000
Granted		6,700,000	800,000
Exercised
Expired
Outstanding	7,500,000	6,700,000	7,500,000
Weighted Average Exercise Price
Outstanding	$ 1.25		$ 1.31
Granted		$ 1.31	$ 0.75
Exercised
Expired
Outstanding	$ 1.25	$ 1.31	$ 1.25
Weighted Average Remaining Contractual Life
Outstanding	2 years 5 months 9 days		1 year 8 months 16 days
Granted		1 year 8 months 16 days	4 years 11 months 16 days
Exercised
Expired
Outstanding	2 years 2 months 23 days	1 year 8 months 16 days	2 years 5 months 9 days

LEGAL MATTERS (Details) (USD $)	1 Months Ended		3 Months Ended		10 Months Ended	12 Months Ended
	Dec. 18, 2012	Mar. 31, 2012	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Jun. 30, 2011
Loss Contingencies [Line Items]
Total value of complaint		$ 400,000		$ 400,000
Number of shares related to complaint		1,000,000
Money returned					200,000
Amount received					400,000
Amount due					200,000
Subscription agreement, Secured Convertible Promissory Note							500,000
Subscription agreement, restricted common stock							1,000,000
Subscription agreement, shares of common stock from exercise of warrants							2,000,000
Settlement agreement, agreed contribution amount	100,000
Warrants exercisable, number of shares	800,000
Term in years	5 years
Date from which warrants are exercisable	Dec 18, 2012
Litigation settlement expense			570			704,247
Issuance of shares for litigation settlement, shares	1,400,000					1,400,000
Issuance of shares for litigation settlement						700,000
Issuance of warrants for litigation settlement						134,800
Accrued interest owed on funds loaned by Bridge Industries						30,447
Tranche One [Member]
Loss Contingencies [Line Items]
Settlement agreement, agreed contribution amount	50,000
Payment date	March 31, 2013
Tranche Two [Member]
Loss Contingencies [Line Items]
Settlement agreement, agreed contribution amount	$ 50,000
Payment date	June 30, 2013

INCOME TAXES (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
INCOME TAXES [Abstract]
Estimated NOL Carry-forward benefit	$ 556,797	$ 520,764	$ 307,038
Valuation Allowance	(556,797)	(520,764)	(307,038)
Net Tax Benefit

SUBSEQUENT EVENTS (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Jun. 14, 2013 Subsequent Event [Member] acre	Jun. 14, 2013 Subsequent Event Two [Member] acre	Jun. 14, 2013 Subsequent Event Two [Member] Restricted Stock [Member]	Jun. 04, 2013 Subsequent Event Two [Member] Restricted Stock [Member]	Jun. 17, 2012 Subsequent Event Three [Member] acre	Jun. 17, 2012 Subsequent Event Three [Member] Restricted Stock [Member]
Subsequent Event [Line Items]
Gross acres of land acquired in asset purchase			559	722			4,435
Working interest acquired							100.00%
Total cost to acquire asset				$ 101,100			$ 100,000
Cash paid for acquisition of leases			25,000	65,000			75,000
Working interest			5.00%
Restricted common stock issued to purchase oil and gas leases					$ 36,100			$ 25,000
Stock price per share	$ 0.5	$ 0.5			$ 0.58	$ 0.87
Restricted common stock issued to purchase oil and gas leases, shares					62,242			50,000
Price per acre				60

SUPPLEMENTAL OIL AND GAS DISCLOSURE (unaudited) (Schedule of Net Proved and Undeveloped Oil Reserves) (Details) (Oil [Member])	12 Months Ended
Dec. 31, 2012 MBbls
Oil [Member]
Reserve Quantities [Line Items]
Beginning Balance
Purchase of properties	267
Revisions of previous estimates
Extension, discoveries, other estimates
Production
Ending Balance	267
Proved developed producing	24
Proved undeveloped	243

SUPPLEMENTAL OIL AND GAS DISCLOSURE (unaudited) (Schedule of Net Proved and Undeveloped Natural Gas Reserves) (Details) (Natural Gas [Member])	12 Months Ended
Dec. 31, 2012 MMcf
Natural Gas [Member]
Reserve Quantities [Line Items]
Beginning Balance
Purchase of properties	147
Revisions of previous estimates
Extension, discoveries, other estimates
Production
Ending Balance	147
Proved developed producing
Proved undeveloped	147

SUPPLEMENTAL OIL AND GAS DISCLOSURE (unaudited) (Schedule of Results of Operations for Oil and Gas Producing Activities) (Details) (USD $)	3 Months Ended		10 Months Ended	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
SUPPLEMENTAL OIL AND GAS DISCLOSURE (unaudited) [Abstract]
Revenue	$ 11,631			$ 29,908
Operating expenses (re-working costs)	39,112			107,982
Depletion				2,407
Operating Loss				(80,481)
Income tax provision
Results of operations for oil and gas properties				$ (80,481)

SUPPLEMENTAL OIL AND GAS DISCLOSURE (unaudited) (Schedule of Costs Incurred For Oil and Gas Property Acquisition, Exploration and Development Activities) (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Property acquisition
Unproved
Proved	803,200
Exploration
Development	213,555
Total costs incurred	$ 1,016,755

SUPPLEMENTAL OIL AND GAS DISCLOSURE (unaudited) (Schedule of Aggregate Capitalized Costs) (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
SUPPLEMENTAL OIL AND GAS DISCLOSURE (unaudited) [Abstract]
Proved		$ 1,016,755
Unproved
Total capitalized costs		1,016,755
Accumulated depreciation and depletion		(24,283)
Net capitalized costs	$ 1,034,055	$ 992,472	$ 478,200